Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central IndexKey	0001506042
Document Type	F-4/A
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outanding	20,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 45,538	$ 40,529
Restricted cash	0	0
Accounts receivable, net	29,122	31,959
Prepaid expenses and other current assets	8,969	6,963
Inventories	14,553	6,501
Total current assets	98,182	85,952
Vessels, port terminals and other fixed assets, net	356,038	350,088
Intangible assets other than goodwill	59,425	63,863
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	10,811	6,869
Deferred financing costs,net	5,851	6,941
Other long-term assets	1,941	3,425
Total non-current assets	538,162	535,282
Total assets	636,344	621,234
Current liabilities
Accounts payable	34,747	23,211
Due to related parties, net	3,664
Due to affiliate companies	1,853	2,000
Accrued expenses	17,011	15,717
Deferred income	3,004	4,492
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt	69	69
Total current liabilities	61,701	76,710
Senior notes	200,000	200,000
Due to related parties, net	8,859
Long term debt, net of current portion	529	599
Capital lease obligations, net of current portion	23,759	0
Deferred tax liability	18,522	19,628
Other long-term liabilities	1,573	3,072
Total non-current liabilities	253,242	223,299
Total liabilities	314,943	300,009
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2011 and 2010	20	20
Additional paid-in capital	303,518	303,518
Retained earnings	17,302	17,146
Total Navios Logistics stockholders' equity	320,840	320,684
Noncontrolling interest	561	541
Total stockholders' equity	321,401	321,225
Total liabilities and stockholders' equity	$ 636,344	$ 621,234

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 0.0001	$ 0.0001
Authorized shares	50,000,000	50,000,000
Shares issued and outstanding in 2012 and 2011	20,000	20,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	36	52
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	20	780	1,897
Net (loss)/income attributable to Navios Logistics' stockholders	$ 156	$ (196)	$ 5,600
Basic and diluted net (losses)/earnings per share attributable to Navios Logistics' stockholders	$ 0.0078	$ (0.0098)	$ 0.28
Weighted average number of shares , basic and diluted	20,000	20,000	20,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 176	$ 584	$ 7,497
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets, net	22,502	18,180	17,729
Amortization of deferred drydock and special survey costs	1,332	718	394
Income taxes	35	(348)	64
Amortization of deferred financing costs	1,090	1,185	365
Amortization of intangible assets and liabilities, net	4,438	4,436	4,486
Provision for losses on accounts receivable	747	492	652
Gain on sale of assets	0	(36)	(52)
Changes in operating assets and liabilities:
Decrease in restricted cash	0	0	1,316
Payments of interest on long-term financial debt	0	0	(2,409)
Decrease/(increase) in accounts receivable	2,127	(15,264)	(2,176)
(Increase)/decrease in prepaid expenses and other current assets	(1,076)	(2,905)	2,419
(Increase)/decrease in inventories	(8,052)	2,995	(2,375)
Decrease in other long term assets	3,211	103	172
Payments for drydock and special survey costs	(5,274)	(5,546)	(762)
Increase/(decrease) in accounts payable	10,093	(755)	5,988
(Decrease)/Increase in due to affiliates	(147)	1,845	61
(Decrease)/increase in accrued expenses	(675)	4,468	774
(Decrease)/increase in deferred income	(1,488)	4,492	0
(Decrease)/increase in other long term liabilities	(4,809)	(55)	167
Net cash provided by operating activities	24,230	14,589	34,310
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	34	0	0
Acquisition of vessels, port terminals and other fixed assets, net	(17,666)	(70,598)	(14,114)
Net cash used in investing activities	(17,632)	(70,598)	(14,114)
FINANCING ACTIVITIES:
Decrease/(increase) in restricted cash	0	564	(206)
Proceeds from issuance of Senior Notes	0	200,000	0
Repayments of long-term debt	(70)	(126,755)	(5,240)
Acquisition of noncontrolling interest	0	(8,638)	0
Dividends from noncontrolling shareholders	0	0	(470)
Proceeds from long-term debt	0	0	293
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Debt issuance costs	0	(6,797)	(525)
Net cash (used in)/provided by financing activities	(1,589)	57,334	(7,919)
Net increase in cash and cash equivalents	5,009	1,325	12,277
Cash and cash equivalents, beginning of year	40,529	39,204	26,927
Cash and cash equivalents, end of year	45,538	40,529	39,204
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	19,046	11,435	4,399
Cash paid for income taxes	657	834	485
Non-cash investing and financing activities
Acquisition of vessels	(15,413)	(1,586)	(48,417)
Long term financial debt	0	0	14,385
Revaluation of vessels due to restructuring of capiatl lease obligation	4,590	0	0
Decrease in capital lease obligation due to restructuring	(4,590)	0	0
Capital lease obligations	0	0	34,032
Working capital acquired	597	0	0
Exercise option from acquisition of vessels	0	0	4,400
Contribution receivable from noncontrolling shareholders	0	0	(2,237)
Contribution from noncontrolling shareholders	0	0	1,350
Shares released to the shareholders of Horamar	$ 0	$ 0	$ 10,870

Consolidated Statements of Changes In Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 310,032	$ 20	$ 281,798	$ 11,742	$ 293,560	$ 16,472
Balance, Number of Shares at Dec. 31, 2009		20,000
Release of escrow shares	10,870		10,870		10,870
Contributions from noncontrolling shareholders	1,350					1,350
Acquisition of Hidronave S.A.	(470)					(470)
Net income	7,497			5,600	5,600	1,897
Balance at Dec. 31, 2010	329,279	20	292,668	17,342	310,030	19,249
Balance, Number of Shares at Dec. 31, 2010		20,000
Acquisition of noncontrolling interest (including transaction expenses)	(8,638)		10,850		10,850	(19,488)
Net income	584			(196)	(196)	780
Balance at Dec. 31, 2011	321,225	20	303,518	17,146	320,684	541
Balance, Number of Shares at Dec. 31, 2011		20,000
Net income	176			156	156	20
Balance at Dec. 31, 2012	$ 321,401	$ 20	$ 303,518	$ 17,302	$ 320,840	$ 561
Balance, Number of Shares at Dec. 31, 2012		20,000

Description of Business	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS[Abstract]
DESCRIPTION OF BUSINESS [Text Block]
NOTE 1: DESCRIPTION OF BUSINESS

Nature of operations
Navios Logistics is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products.

Formation of Navios Logistics
Navios Logistics was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. On January 1, 2008, pursuant to a Share Purchase Agreement, Navios Maritime Holdings Inc. (“Navios Holdings”) (NYSE: NM) contributed: (a) $112,200 in cash and (b) all of the authorized capital stock of its wholly-owned subsidiary, Corporacion Navios Sociedad Anonima (“CNSA”), to Navios Logistics in exchange for 12,765 shares of Navios Logistics representing 63.8% (67.2% excluding contingent consideration) of Navios Logistics' outstanding stock. As part of the same transaction, Navios Logistics acquired 100% ownership of Horamar Group (“Horamar”) in exchange for: (i) $112,200 in cash, of which $5,000 was escrowed and payable upon the attainment of certain EBITDA targets during specified periods through December 2008; and (ii) the issuance of 7,235 shares of Navios Logistics representing 36.2% (32.8% excluding contingent consideration) of Navios Logistics' outstanding stock, of which 1,007 shares were escrowed upon the attainment of certain EBITDA targets. During the year ended December 31, 2008, $2,500 in cash and 503 shares were released from escrow, when Horamar achieved the interim EBITDA target. On June 17, 2010, $2,500 in cash and the 504 shares remaining in escrow were released from escrow upon the achievement of the EBITDA target threshold. From that date onwards and as of December 31, 2012, Navios Holdings owned 63.8% of Navios Logistics stock. See Note 3 for a description of the release of shares on June 17, 2010.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Basis of Presentation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current year.

(b) Principles of Consolidation:
The accompanying consolidated financial statements include the accounts of Navios Logistics and its subsidiaries, both majority and wholly-owned. All significant intercompany balances and transactions between these entities have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries Included in the Consolidation:
Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Subsidiaries included in the consolidation:

	Country of		Percentage of	Statement of operations
Company Name	Incorporation	Nature	Ownership	2012	2011	2010
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Thalassa Energy S.A. (i)	Argentina	Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidrovia OSR S.A	Paraguay	Tanker-Owning Company/Oil Spill Response & Salvage Services	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/16-12/31	—
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	4/14-12/31	—
Merco Parana S.A	Argentina	Barge Owning Company	100%	7/1-12/31	—	—
(i)On July 25, 2011, Navios Logistics acquired the noncontrolling interests of these joint ventures. As a result, after the consummation of this transaction, the percentage of ownership of the Company in these subsidiaries changed (see Note 19).

 (c) Use of Estimates:
The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for losses on accounts receivable and demurrages, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d) Cash and Cash Equivalents:
Cash and cash equivalents consist of cash on hand, deposits held with banks, and other short-term liquid investments with original maturities of three months or less.

(e) Accounts Receivable, Net:
The amount shown as accounts receivable, net, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision for losses on accounts receivable charged to the consolidated statements of income for each of the years ended December 31, 2012, 2011 and 2010 amounted to $747, $492 and $652, respectively.

(f) Insurance Claims:
Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on the accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.

(g) Inventories:
Inventories, which primarily consist of petroleum products and other inventories such as lubricants and stock provisions on board of the owned vessels at period end, are valued at the lower of cost or market as determined on the first-in, first-out basis.

(h) Barges, Pushboats and Other Vessels:
Barges, pushboats and other vessels acquired as part of a business combination or asset acquisition are recorded at fair value on the date of acquisition. All other barges, pushboats and other vessels acquired are stated at cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the assets. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of the sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.
Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the year ended December 31, 2012 amounted to $535 ($312 in 2011 and $1,758 in 2010).
Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight-line method over the useful life of the assets, after considering the estimated residual value. Management estimates the useful life of the majority of the Company's vessels to be between 15 and 40 years from the asset's original construction or acquisition with the exception of certain product tankers for which their useful life was estimated to be 44 to 45 years. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge. The Company capitalizes interest on long-term construction projects. See note 7.

(i) Port Terminals and Other Fixed Assets, net:
Port terminals and other fixed assets acquired as part of a business combination are recorded at fair value on the date of acquisition. All other port terminals and other fixed assets are stated at cost and are depreciated utilizing the straight-line method at rates equivalent to their average estimated economic useful lives. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.
Useful lives of the assets are:

Dry port terminal	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

(j) Impairment of Long-Lived Assets:
Vessels, other fixed assets and other long-lived assets held and used by Navios Logistics are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for long-lived assets, management determines projected undiscounted cash flows for each asset group and compares it to its carrying amount. In the event that projected undiscounted cash flows for an asset group is less than its carrying amount, then management reviews fair values and compares them to the asset's carrying amount. In the event that impairment occurs, an impairment charge is recognized by comparing the asset's carrying amount to its fair value. For the purposes of assessing impairment, long lived-assets are grouped at the lowest levels for which there are separately identifiable cash flows.
For the year ended December 31, 2012, the management of Navios Logistics after considering various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook, concluded that no impairment analysis should be performed on the long-lived assets.
Although management believes the underlying indicators supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn occur, management may be required to perform impairment analysis in the future that could expose Navios Logistics to material charges in the future.
No impairment loss was recognized for any of the periods presented.

(k) Deferred Drydock and Special Survey Costs:
The Company's vessels are subject to regularly scheduled drydocking and special surveys that are carried out every five years for oceangoing vessels and every seven years for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained under certain conditions. The costs of drydocking and special survey is deferred and amortized over the above mentioned periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are charged against income in the year the vessel is sold. Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and fuel, labour and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization expense was $1,332, $718 and $394, respectively and the payments for drydocking and special survey were $5,274, $5,546 and $762, respectively. Accumulated amortization as of December 31, 2012 and 2011 amounted to $2,784 and $1,452, respectively.

(l) Deferred Financing Costs:
Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization expense for each of the years ended December 31, 2012, 2011 and 2010 was $1,090, $1,185 and $365, respectively.

(m) Goodwill and Other Intangibles:
(i)  Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually. The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on discounted cash flow analysis and believes that the discounted cash flow analysis is the best indicator of fair value for its individual reporting units.
The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expenses growth assumptions. The future cash flows from operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of each segment, including utilization rates and actual storage capacity.
If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
No impairment loss was recognized for any of the periods presented.
(ii) Intangibles Other Than Goodwill: Navios Logistics' intangible assets consist of favorable lease terms, customer relationships, trade name and port terminal operating rights.
Intangible assets resulting from acquisitions accounted for using the purchase method of accounting are recorded at fair value as estimated based on market information, the “relief from royalty” method or discounted cash flows.
The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction in order to use that trade name. Other intangibles that are being amortized, such as the amortizable portion of favorable leases, port terminal operating rights and customers relationships, would be considered impaired if their fair market value could not be recovered from the future undiscounted cash flows associated with the asset. The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method over 20 years.
When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of our vessels and our weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on our financial position and results of operations.
The amortizable value of favorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of income in the “Amortization of intangible assets” line item.
As of December 31, 2012 and 2011, there is no impairment of intangible assets.
Amortizable intangible assets are amortized under the straight-line method according to the following weighted average amortization periods:

Intangible Assets/Liabilities	Years
Trade name	10
Favorable lease terms	2 to 5
Port terminal operating rights	20 to 25
Customers relationships	20

(n) Foreign Currency Translation:
The Company's and its subsidiaries' functional currency and reporting currency is the U.S. dollar. Therefore, the financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. The Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact part of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reals and Paraguayan guaranies. However, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the consolidated statement of income.
The foreign currency exchange loss recognized in the consolidated statement of income for each of the years ended December 31, 2012, 2011 and 2010 were $279, $645 and $3, respectively.

(o) Provisions for contingencies losses:
The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency loss is probable at the date of the financial statements and the amount of the loss can be reasonably estimated. If the Company has determined that the reasonable estimate of the probable loss is a range and there is no best estimate within the range, the Company will accrue the lower amount of the range. For probable losses accrued any reasonably possible loss in excess of amounts accrued are disclosed. See Note 15, “Commitments and Contingencies” for further discussion.

(p) Segment Reporting:
Operating segments, as defined, are components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company has three reportable segments: Port Terminal Business, Cabotage Business and Barge Business. See Note 22 for details.

(q) Revenue and Expense Recognition:
Revenue is recorded when (i) services are rendered, (ii) the Company has signed a charter agreement or other evidence of an arrangement, (iii) the price is fixed or determinable, and (iv) collection is reasonably assured. The Company generates revenue from time charters, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.
Revenue from time chartering and bareboat chartering is earned and recognized on a daily basis as the service is delivered. Revenue from contracts of affreightment/voyage contracts is recognized based upon the percentage of voyage completion. A voyage is deemed to commence upon the departure of the barge after discharge under the previous voyage and is deemed to end upon the completion of discharge under the current voyage. The percentage of voyage completion is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the accrued days over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.
Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.
Deferred revenue primarily relates to cash received from clients in either of the Company's businesses prior to it being earned. These amounts are recognized as revenue over the period that the service is rendered.
Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into the silos for temporary storage and then loading the oceangoing vessels. Revenues are recognized upon completion of loading of the oceangoing vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the oceangoing vessel.
Revenues from liquid port terminal operations consist mainly of sales of petroleum products in the Paraguayan market. Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Time Charter, Voyage and Port Terminal Expenses:
Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions.
Direct Vessel Expenses:
Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, victualling costs, dockage expenses, insurance, stores and lubricants and miscellaneous expenses such as communications.

(r) Financial Instruments:
Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables, long-term debt and other liabilities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant accounting policy description of each item, or included below as applicable.
Financial risk management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: The Company closely monitors its exposure to customers and counterparties for credit risk. Navios Logistics, through its access to Navios Holdings policies and personnel, has policies designed to limit trading to customers and counterparties with an appropriate credit history. Credit risk with respect to accounts receivable is reduced by the Company by rendering services to established international operators. Management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables.
Liquidity risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances for their working capital needs.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income.

(s) Earnings/(losses) per Share:
Basic earnings/(losses) per share are computed by dividing net income/(loss) by the weighted average number of common shares outstanding during the periods presented. There are no dilutive or potentially dilutive securities, accordingly there is no difference basic and diluted net income/(loss) per share.

(t) Income Taxes:
The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company's subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company's operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.
At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company's belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate.
Argentinean companies have open tax years ranging from 2006 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2007 and onwards. In relation to these open tax years, the Company believes that there are no material uncertain tax positions. The Company is generally not able to reliably estimate the ultimate settlement amounts until the close of an audit.
The Company classifies interest and penalties, related to income taxes in the consolidated statement of income under income taxes.
The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences or losses carried forward that will result in deductible amounts in future years. Valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

(u) Other Taxes:
Minimum presumed income tax (MPIT):
Under the tax laws of Argentina, the Company's subsidiaries in that country are subject to a minimum presumed income tax, or MPIT. This tax is supplementary to income tax. The tax is calculated by applying the effective tax rate of 1% on the tax basis of certain assets. The subsidiaries' tax liabilities will be the higher of income tax or MPIT. However, if the MPIT exceeds income tax during any fiscal year, such excess may be computed as a prepayment of any income tax excess over the MPIT that may arise in the next ten fiscal years. The Company recorded as other current assets a total amount of $787 for the year ended December 31, 2012 ($757 in 2011) in relation to MPIT.
Turnover tax:
Under the tax laws of Argentina, the Company's subsidiaries in that country are subject to taxes levied on gross revenues. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 4.7% for the year ended December 31, 2012 (4.2% and 4.3% for 2011 and 2010, respectively). Turnover taxes are recorded as part of taxes other than income tax in the consolidated statement of income and amounted to $3,365 for the year ended December 31, 2012 ($3,276 in 2011 and $2,715 in 2010).

(v) Dividends:
Dividends are recorded in the Company's consolidated financial statements in the period in which they are declared.

(w) Pension Information:
The Company does not maintain any pension plans. The laws in the different countries in which the Company carries out its operations provide for pension benefits to be paid to retired employees from government pension plans and/or privately-managed pension funds.

(x) Severance Payments:
Under certain laws and labor agreements of the countries in which the Company conducts its operations, the Company is required to make minimum severance payments to its dismissed employees without cause and employees leaving its employment in certain other circumstances. Accrual of severance costs is made if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and are reasonably estimable. While the Company expects to make severance payments in the future, it is impossible to estimate the number of employees that will be dismissed without proper cause in the future, if any, and accordingly the Company has not recorded such liability. Instead, severance payments are expensed as incurred.

(y) Recent Accounting Pronouncements:
Goodwill Impairment Guidance
In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of the new amendments did not have a significant impact on Navios Logistics' consolidated financial statements.

Fair Value Measurement
In May 2011, the Financial Accounting Standards Board (“FASB”) issued amendments to achieve common fair value measurement and disclosure requirements. The new guidance (i) prohibits the grouping of financial instruments for purposes of determining their fair values when the unit of accounting is specified in another guidance, unless the exception provided for portfolios applies and is used; (ii) prohibits the application of a blockage factor in valuing financial instruments with quoted prices in active markets and (iii) extends that prohibition to all fair value measurements. Premiums or discounts related to size as a characteristic of the entity's holding (that is, a blockage factor) instead of as a characteristic of the asset or liability (for example, a control premium), are not permitted. A fair value measurement that is not a Level 1 measurement may include premiums or discounts other than blockage factors when market participants would incorporate the premium or discount into the measurement at the level of the unit of accounting specified in another guidance. The new guidance aligns the fair value measurement of instruments classified within an entity's shareholders' equity with the guidance for liabilities. As a result, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The disclosure requirements have been enhanced. The most significant change will require entities, for their recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, to include a description of the valuation processes used by the entity, and to include a qualitative discussion about the sensitivity of the measurements. In addition, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The new guidance is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The adoption of the new standard did not have a significant impact on Navios Logistics' consolidated financial statements.

Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Logistics adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level 3, which was effective for Navios Logistics beginning in the first quarter of fiscal year 2011. The adoption of the new standards did not have a significant impact on Navios Logistics' consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS [Text Block]
NOTE 3: ACQUISITIONS
Release of Escrow Shares
As of December 31, 2009, excluding the remaining contingent consideration still in escrow, Navios Holdings held 65.5% of Navios Logistics' outstanding stock. On June 17, 2010, following the release of $2,500 in cash and the 504 shares remaining in escrow upon the achievement of the EBITDA target threshold, goodwill increased by $13,370, to reflect the changes in minority interests. Navios Holdings currently holds 63.8% of Navios Logistics' outstanding stock. The shares released from escrow on June 17, 2010 related to the Horamar acquisition were valued in the Company's financial statements at $10,870 on the basis of their estimated fair value on the date of the release. The fair value of the escrowed shares was estimated based on a discounted cash flow analysis prepared by the Company, which projected the expected future cash flows for its logistics business and discounted those cash flows at a rate that reflects the business' weighted-average cost of capital. This release of shares and cash from escrow, give rise to an increase in goodwill and in paid-in capital, with the corresponding decrease in cash held in escrow.
The Company used the following key methods and assumptions in the discounted cash flow analysis: (a) projected its free cash flows (EBITDA less capital expenditures and income taxes) for each of the years from 2010 through 2014 on the basis of a compound annual growth rate for revenue of approximately 8.8%; (b) prepared its cash flow projections on the basis of revenue producing assets that were owned by the logistics business as of the date of the analysis; (c) calculated a terminal value for the business by applying a growth factor of 4.9% in perpetuity to projected free cash flow for the last specifically-forecasted year (2014); (d) discounted its projected future cash flows, including the terminal value, using a weighted-average cost of capital of 12.9%; and (e) deducted net debt of the business from the discounted cash flows in arriving at estimated fair value of the logistics business.
Acquisition of Noncontrolling Interests in Joint Ventures
On July 25, 2011, the Company acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. (“Vitol”). The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses; see also Note 19), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction. An amount of $10,850, which is equal to the difference between the carrying value of the noncontrolling interests as of July 25, 2011 ($19,488) and the fair value of the total consideration paid including transaction expenses ($8,638) was recorded in Additional Paid in Capital.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 4: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$28,397	$17,519
Short-term deposits	17,141	23,010

Total cash and cash equivalents	$45,538	$40,529

Short-term deposits are comprised of deposits with banks with original maturities of less than 90 days.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Logistics does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Logistics also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
ACCOUNTS RECEIVABLE, NET
NOTE 5: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$31,266	$33,429
Less: Provision for losses on accounts receivables	(2,144	)(1,470)

Accounts receivable, net	$29,122	$31,959

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2010	$(1,589)	$(652)	$1,263	$(978)
Year ended December 31, 2011	$(978)	$(492)	$ —	$(1,470)
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)

See Note 2(r) for a discussion of credit risk. For the year ended December 31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company's revenue. For the year ended December 31, 2011 three customers accounted for 18.1%, 10.2% and 10.0% of the Company's revenue and for the year ended December 31, 2010, one customer accounted for 17.5% of the Company's revenue.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
VAT and other tax credits	1,429	1,285
Insurance claims receivable, net	1,497	917
Deferred insurance premiums	1,635	1,047
Prepaid charter-in hire	112	203
Advances to suppliers	550	57
Other	3,746	3,454

Total prepaid expenses and other current assets	$ 8,969	$ 6,963

See note 2(f) for insurance claims receivable.

Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$34,826	$(4,046)	$30,780
Additions	4,675	(1,048	)3,627

Balance December 31, 2010	$39,501	$(5,094)	$34,407
Additions	8,577	(1,222	)7,355
Disposals	(152	)103	(49)

Balance December 31, 2011	$47,926	$(6,213)	$41,713
Additions	11,173	(1,529	)9,644

Balance December 31, 2012	$59,099	$(7,742)	$51,357

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$25,303	$(2,514)	$22,789
Additions	454	(1,423	)(969)

Balance December 31, 2010	$25,757	$(3,937)	$21,820
Additions	653	(1,316	)(663)

Balance December 31, 2011	$26,410	$(5,253)	$21,157
Additions	731	(1,256	)(525)

Balance December 31, 2012	$27,141	$(6,509)	$20,632

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$218,433	$(27,751)	$190,682
Additions	60,471	(14,933	)45,538
Disposals	(67	)47	(20)

Balance December 31, 2010	$278,837	$(42,637)	$236,200
Additions	62,153	(15,380	)46,773

Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	20,009	(19,383	)626
Restructure of capital leases	(4,590	)—	(4,590)

Balance December 31, 2012	$356,409	$(77,400)	$279,009

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$2,790	$(162)	$2,628
Additions	1,443	(325	)1,118
Disposals	(94	)54	(40)

Balance December 31, 2010	$4,139	$(433)	$3,706
Additions	801	(262	)539

Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334	)832
Disposals	(37	)—	(37)

Balance December 31, 2012	$6,069	$(1,029)	$5,040

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$281,352	$(34,473)	$246,879
Additions	67,043	(17,729	)49,314
Disposals	(161	)101	(60)

Balance December 31, 2010	$348,234	$(52,101)	$296,133
Additions	72,184	(18,180	)54,004
Disposals	(152	)103	(49)

Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	33,079	(22,502	)10,577
Restructure of capital leases	(4,590	)—	(4,590)
Disposals	(37	)—	(37)

Balance December 31, 2012	$448,718	$(92,680)	$356,038

As indicated in Note 10, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2012 and 2011, the net book value of such assets was $1,074 and $1,203, respectively.
During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011 with a total cost of $3,891, has been financed entirely with funds provided by Navios Logistics' dry port operations.
In June 2010, Navios Logistics entered into long-term bareboat agreements for two new product tankers, the Stavroula and the San San H(formerly known as the Jiujiang), each with a capacity of 16,871 dwt. The San San H and the Stavroula were delivered in June and July 2010, respectively. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. The purchase price of the vessels (including direct costs) amounted to approximately $19,643 and $17,904, respectively. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of December 31, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2012 for both vessels were $1,519.
During 2011, Navios Logistics used a portion of the proceeds from the Senior Notes to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
Additionally, during 2011, Navios Logistics performed some improvements relating to its vessels, the Malva H, the Estefania H and the San San H (formerly known as the Jiujiang), amounting to $44, $611 and $1,070, respectively.
In September 2011, Navios Logistics paid a total of $389 for the acquisition of another piece of land located at the south of the Nueva Palmira Free Zone acquired as part of a project to develop a new transshipment facility for mineral ores and liquid bulks.
Navios Logistics paid $9,736 for the construction of a new silo at its dry port facility in Nueva Palmira, Uruguay which has been operational since April 2012. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of December 31, 2012, Navios Logistics had paid $7,548 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000, 5,000 and 2,100 cubic meters of storage capacity were added in December 2011, in August 2012 and in October 2012, respectively reaching a total capacity of 45,660 cubic meters. As of December 31, 2012, Navios Logistics had paid $891 ($597 of which paid in 2011) for the construction of all three tanks.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first one was delivered in October 2012 and the second one on December 2012 with a cost of $1,900 each, the remaining two are expected to be delivered in March and June 2013, respectively. As of December 31, 2012 Navios Logistics had paid $780 towards the construction of the two remaining tank barges.
During the second half of 2012, Navios Logistics completed the acquisition of one pushboat and six tank barges that were previously chartered-in from related parties for a total consideration of $15,936 (see Note 18).
The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2012
San San H and Stavroula	$32,951
Less: Accumulated amortization	(1,501)

Net book value	$31,450

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2012, are as follows:

Payment Due by Period	December 31, 2012
2013	2,190
2014	2,190
2015	2,190
2016	$21,262

Total future minimum lease payments (1)	27,832
Less: amount representing interest (2)	(2,720)

Present value of future minimum lease payments (3)	$25,112

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.

Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill [Text Block]
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2012 and 2011 consist of the following:

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462	)27,598
Customer relationships	36,120	(9,503	)26,617
Favorable lease terms	3,780	(3,780	)—

Total intangible assets	$84,380	$(24,955)	$59,425

December 31, 2011	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2011
Trade name	$10,420	$(4,168)	$6,252
Port terminal operating rights	34,060	(5,533	)28,527
Customer relationships	36,120	(7,728	)28,392
Favorable lease terms	3,780	(3,088	)692

Total intangible assets	$84,380	$(20,517)	$63,863

Amortization expense for each of the years ended December 31, 2012, 2011 and 2010, amounted to $4,438, $4,436 and $4,486, respectively.
The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$1,042	$ —	$5,210
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,742	26,617

Total	$3,747	$3,747	$3,747	$3,747	$3,747	$40,690	$59,425

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Text Block]
NOTE 9: ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable consist of the following:

	December 31, 2012	December 31, 2011
Trade payable	$33,803	$21,356
Rent payable	564	1,602
Professional fees payable	380	253

Total accounts payable	$34,747	$23,211

Accrued expenses consist on the following:

	December 31, 2012	December 31, 2011
Accrued salaries	$6,857	$6,445
Taxes payable	5,861	4,347
Accrued fees	112	328
Accrued interest	—	153
Accrued bond coupon	3,855	3,855
Other	326	589

Total accrued expenses	$17,011	$15,717

Borrowings	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS [Text Block]
NOTE 10: BORROWINGS
Borrowings consist of the following:

	December 31, 2012	December 31, 2011

Senior Notes	$200,000	$200,000
Loan for Nazira	598	668

Total borrowings	200,598	200,668
Less: current portion	(69	)(69)

Total long-term borrowings	$200,529	$200,599

Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with the Company, the “Co-Issuers”) issued $200,000 in Senior Notes (the “Senior Notes”) due on April 15, 2019 at a fixed rate of 9.25%. The Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Logistics Finance. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes.
The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
As of December 31, 2012 and 2011, deferred financing costs associated with the Senior Notes amounted to $5,743 and $6,399 respectively. Interest expense associated with the Senior Notes amounted to $18,500 and $13,048 for the years ended December 31, 2012 and 2011, respectively. There was no interest expense relating to the Senior Notes for 2010.
The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Public Co. Ltd Facility
On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A, the Company's subsidiary finalized the documentation of the $40,000 revolving credit facility for working and investing capital purposes. The loan bears interest based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over the assets acceptable to the bank. The commitment requires that we are in compliance with the covenants contained in the indenture governing the Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of December 31, 2012, the $40,000 revolving credit facility was undrawn.
Other Indebtedness
In connection with the acquisition of Hidronave S.A. in October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2012, the outstanding loan balance was $598 ($668 as of December 31, 2011). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.
In connection with the loans and other long term liabilities, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral. The Company was in compliance with all the covenants for the years ended December 31, 2012.
The maturity table below reflects future principal payments of the long-term debt outstanding as of December 31, 2012, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2013	$69
2014	69
2015	69
2016	69
2017	69
2018 and thereafter	200,253

Total	$200,598

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
Disclosures about fair value of financial instruments
Financial instruments include such items as to cash and cash equivalents and accounts receivable and other instruments. See Note 5 for details of concentration of credit risk.
Fair value estimates are made as of a specific point in time based on the characteristics of the financial instruments and the relevant market information. Quoted market prices are used when available. In other cases, fair values are based on estimates using other valuation techniques, such as discounting estimated future cash flows using a rate commensurate with the risks involved or other acceptable methods. These techniques involve uncertainties and are significantly affected by the assumptions used and the judgments made regarding risk characteristics of various financial instruments, prepayments, discount rates, and estimates of future cash flows, future expected loss experience, and other factors. Changes in assumptions could significantly affect these estimates. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company's fair values should not be compared to those of other companies.
Fair value estimates are based on existing financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Accordingly, the aggregate fair value amount presented does not represent the underlying value of the Company. For certain assets and liabilities, the information required is supplemental with additional information relevant to an understanding of the fair value.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximate their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Borrowings: The carrying amounts of the floating rate loans approximate their fair value. The Senior Notes are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.
The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$45,538	$45,538	$40,529	$40,529
Accounts receivable, net	$29,122	$29,122	$31,959	$31,959
Accounts payable	$(34,747)	$(34,747)	$(23,211)	$(23,211)
Senior notes	$(200,000)	$(198,200)	$(200,000)	$(158,500)
Capital lease obligations	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Long-term debt, including current portion	$(598)	$(598)	$(668)	$(668)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2012.

Fair Value Measurements at December 31, 2012
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 45,538	$ 45,538	$ —	$ —
Senior Notes	$ (198,200)	$ (198,200)	$ —	$ —
Capital lease obligations(1)	$ (25,112)	$ —	$ (25,112)	$ —
Long-term debt(1)	$ (598)	$ —	$ (598)	$ —
(1)      The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2012
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Time Charter, Voyage And Port Terminal Expenses [Text Block]
NOTE 12: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
Time charter, voyage and port terminal expenses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Fuel	$21,907	$19,550	$17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256

Total	$41,776	$41,680	$35,410

Direct Vessel Expenses	12 Months Ended
Dec. 31, 2012
Direct Vessel Expenses [Abstract]
DIRECT VESSEL EXPENSES [Text Block]
NOTE 13: DIRECT VESSEL EXPENSES
Direct vessel expenses for the year ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$47,950	$43,587	$33,550
Insurances	3,727	2,437	2,441
Repairs and maintenance	9,972	10,128	8,229
Lubricants	1,071	1,054	540
Other expenses	6,756	6,216	5,662

Total	$69,476	$63,422	$50,422

General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
General And Administrative Expenses [Abstract]
General And Administrative Expenses [Text block]
NOTE 14: GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses at December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$7,448	$7,211	$4,906
Professional fees	3,902	3,000	3,685
Other expenses	3,494	3,451	3,619

Total	$14,844	$13,662	$12,210

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 15: COMMITMENTS AND CONTINGENCIES
In connection with the acquisition of Horamar, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $1,039 ($2,764 in 2011; $4,674 in 2010) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
As of December 31, 2012, the company has contractual obligations related to its port expansion project, the construction of four new tank barges and the acquisition of the chartered-in fleet of $7,095, $3,257 and $13,326, respectively. The maturity table below reflects the future payments of these commitments for the next five years:

Year	Amount in thousands of U.S. dollars
2013	$14,370
2014	3,628
2015	3,754
2016	1,926

Total	$23,678

As of March 1, 2012, the Company issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate, of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Income Taxes	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES [Text Block]
NOTE 16: INCOME TAXES
As indicated in Note 2(t), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2012.
The components of income before income taxes in consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Argentina	$(10,524)	$(1,722)	$(4,608)
Paraguay	(13,168	)(3,158)	(3,338)
Uruguay	35,932	11,933	15,218
Panama	(12,719	)(5,641)	2,239
Others	690	(1,176	)(1,950)

Total income before income taxes and noncontrolling interest	$211	$236	$7,561

Income tax (expense)/benefit is comprised of:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Current	$(316)	$(376)	$(737)
Deferred	2,250	2,638	1,743

Total Argentina	$1,934	$2,262	$1,006

Current	$(826)	$(753)	$(580)
Deferred	(1,143	)(1,161)	(490)

Total Paraguay	$(1,969)	$(1,914)	$(1,070)

Total income tax (expense)/benefit	$(35)	$348	$(64)

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.
A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company's consolidated financial statements.
Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Loss before income taxes and noncontrolling interest	$(10,524)	$(1,722)	$(4,608)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	3,683	603	1,613
Permanent differences	(1,749	)1,659	(607)

Income tax benefit of the year	$1,934	$2,262	$1,006

At December 31, 2012, Argentinean subsidiaries had accumulated benefit from tax loss carry-forward (“NOLs”) for a consolidated total of $2,013 ($1,675 in 2011) that expires mainly in 2015. The use of the NOLs and MPIT will depend upon future taxable income in Argentina.
The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Tax loss carry-forward	$1,675	$920
Other deferred income tax assets	338	755

Total deferred income tax assets	2,013	1,675

Deferred income tax liabilities:
Intangible assets	(11,173	)(12,360)
Property, plant and equipment, net	(4,787	)(5,513)
Other	(4,575	)(3,430)

Total deferred income tax liabilities	(20,535	)(21,303)

Net deferred income tax liabilities	$(18,522)	$(19,628)

Leases	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
LEASES [Text Block]
NOTE 17: LEASES
Chartered-out:
As of December 31, 2012, the future minimum revenue, net of commissions (where applicable), expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the company's ports were as follows:

Amount
2013	$141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794

Total minimum revenue, net of commissions	$363,748

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.
Chartered-in:
As of December 31, 2012, the Company's future minimum commitments, net of commissions under chartered-in vessels and the future minimum commitments under lease obligations for office space were as follows:

Chartered-in:	Amount
2013	$1,598
2014	33
Total	$1,631

Office space:	Amount
2013	$219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152

Total	$707

For the year ended December 31, 2012, charter hire expense for chartered-in pushboats and barges amounted to $3,587 ($5,910 in 2011 and $5,359 in 2010). Rent expense for office space amounted to $238 for the year ended December 31, 2012 ($211 in 2011 and $117 in 2010).

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 18: TRANSACTIONS WITH RELATED PARTIES
At December 31, 2012 and 2011, the amounts due to affiliate companies were as follows:

	December 31, 2012	December 31, 2011
Navios Holdings	$1,853	$2,000

Amounts due to affiliate companies do not accrue interest and do not have a specific due date for their settlement.
Due to related parties, net: During the second half of 2012, Navios Logistics acquired the 100% of the outstanding stock of Merco Parana S.A, an Argentinean company owned by Claudio Pablo Lopez, Horacio Enrique Lopez and Carlos Augusto Lopez, which is the owner of three liquid barges that were previously chartered-in by Navios Logistics. The total consideration for the acquisition was $2,493 to be paid in installments with the final installment payable on March 29, 2013. As of December 31, 2012 the company had paid $1,980 and the remaining balance was $513.
During the second half of 2012, Navios Logistics acquired one push boat and three liquid barges, which were previously chartered-in by Navios Logistics, from Holdux Maritima Leasing Corp., a Panamenian company owned by members of the family of Mr. Horacio Alfredo Lopez the father of Mr. Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman, Mr. Carlos Augusto Lopez Navios Logistics' Chief Commercial Officer—Shipping Division and Mr. Horacio Enrique Lopez Navios Logistics' Chief Operating Officer—Shipping Division. The total consideration for the acquisition was $13,443 million to be paid in one initial payment and seven semiannual installments with the final installment payable on June 30, 2016. As of December 31, 2012 the company had paid $630 and the remaining balance was $12,813. Rent expense related to the above assets amounted to $850 for the year ended December 31, 2012 ($1,945 in 2011 and $2,118 in 2010).
Lodging: Compania Naviera Horamar S.A., a wholly owned subsidiary of Navios Logistics, obtains lodging services from Empresa Hotelera Argentina S.A./(NH Lancaster) an Argentinean corporation owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics' Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. The total annual expense payments were $56 for the year ended December 31, 2012 ($58 in 2011 and $35 in 2010) and amounts payable amounted to $30 as of December 31, 2012 and $22 as of December 31, 2011.
General  & administrative expenses: On April 12, 2011, Navios Logistics entered into an administrative services agreement for a term of five years, with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2012 amounted to $600 ($375 in 2011 and $0 in 2010).
Voyage expenses: Navegacion Guarani S.A, a wholly owned subsidiary of Navios Logistics, obtains bunkers from Dieselcom Transportadora e Revendora de Dieselcombustivel S.A a Brazilian corporation, which is controlled by family members of the noncontrolling shareholder of Hidronave South American Logistics S.A, Michel Chaim. Voyage expenses charged for the year ended December 31, 2012 amounted to $1,190 ($653 in 2011 and $77 in 2010).
The Company believes that the transactions discussed above were made on terms no less favorable to the Company than would have been obtained from unaffiliated third parties.
Shareholders' Agreement
Pursuant to a shareholders' agreement (the “Shareholders' Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A. (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) has certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights.
Pursuant to an amendment dated June 17, 2010, when we become subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision, in connection with the effectiveness on February 17, 2012 of our registration statement filed in relation to our Senior Notes. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.
Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc. (“Peers”) a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders' agreement.
Employment Agreements
The Company has executed employment agreements with several of its key employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete. The employment agreements initially expired in December 31, 2009, but are being renewed automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives provided certain performance targets are achieved. Under the agreements, the Company accrued compensation totaling $900 for the year ended December 31, 2012 ($900 in 2011; $900 in 2010).

Share Capital	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
SHARE CAPITAL [Text Block]
NOTE 19: SHARE CAPITAL
Common shares and shareholders
On August 4, 2010, the Company amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.
As of December 31, 2012 and 2011, the Company has issued 20,000 shares of common stock, $1.00 par value.
Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders.
The 1,007 shares issued as part of the Horamar Group acquisition were released from escrow to the former shareholders of Horamar upon achievement of the EBITDA target threshold. The 1,007 shares have been reflected as part of the Company's outstanding shares from the date of issuance since these shares have been irrevocably issued on January 1, 2008 with the identity of the ultimate recipient to be determined at a future date. Following the achievement of the EBITDA targets mentioned in Note 1, the shares were delivered to the Horamar Group shareholders, otherwise they would have been delivered to Navios Holdings.
On July 25, 2011, the Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol. After the consummation of this transaction, the percentage of ownership of the Company in its subsidiaries is the following:

	Percentage of ownership
Company Name	After July 25, 2011	Before July 25, 2011
Thalassa Energy S.A.	100%	62.50%
HS Tankers Inc	100%	51%
HS Navigation Inc.	100%	51%
HS Shipping Ltd. Inc.	100%	62.50%
HS South Inc.	100%	62.50%

Restrictions on Distribution of Profits	12 Months Ended
Dec. 31, 2012
Restrictions on distribution of profits [Abstract]
RESTRICTIONS ON DISTRIBUTION OF PROFITS [Text block]
NOTE 20: RESTRICTIONS ON DISTRIBUTION OF PROFITS
Under the laws of the countries in which the Company conducts its operations, the Company is subject to certain restrictions on the distribution of profits. Under the laws of Argentina, Brazil, Paraguay and Uruguay, a minimum of 5% of net income for the year calculated in accordance with local generally accepted accounting principles, plus/less previous years adjustments and, if any, considering the absorption of accumulated losses, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital of those subsidiaries.
The payment of dividends is in the discretion of Navios Logistics' board of directors. The Company has not paid a dividend to date, and anticipates retaining most of its future earnings, if any, for use in its operations and the expansion of its business. Any determination as to dividend policy will be made by the Company's board of directors and will depend on a number of factors, including the provisions of Marshall Islands law, our future earnings, capital requirements, financial condition and future prospects and such other factors as the Company's board of directors may deem relevant.
As of December 31, 2012, the Company's ability to pay dividends was restricted by the indenture governing the Senior Notes. See also Note 10 for restrictions on distribution of dividends under the indenture governing the Senior Notes.

(Losses)/Earnings per Common Share	12 Months Ended
Dec. 31, 2012
(Losses)/earnings per share
(LOSSES)/EARNINGS PER COMMON SHARE [Text Block]
NOTE 21: EARNINGS/(LOSSES) PER COMMON SHARE
Basic and diluted net earnings/(losses) per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings/(losses) per share for each of the years ended December 31, 2012, 2011 and 2010, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income/(loss) attributable to Navios Logistics' stockholders	$156	$(196)	$5,600

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$0.0078	$(0.0098)	$0.2800

Diluted	$0.0078	$(0.0098)	$0.2800

At December 31, 2012, 2011 and 2010, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings/(losses) per share.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment Information
NOTE 22: SEGMENT INFORMATION
Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income attributable to common stockholders to evaluate operating performance of each segment. The statement also establishes standards for related disclosures about a company's products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:
The Port Terminal Business segment
This segment includes the operating results of Navios Logistics' dry port terminal and liquid port terminal operations.
(i) Dry port terminal operations
Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal in Uruguay based on throughputs. Its dry port terminal is located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.
(ii) Liquid port terminal operations
Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.
The Barge Business segment
Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a Contract of Affreightment (“CoA”) basis.
The Cabotage Business segment
Navios Logistics owns and operates oceangoing vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six oceangoing product tanker vessels and two self propelled barges. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.
Inter-segment transactions, if any, are accounted for at current market prices.
The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2012, 2011 and 2010:

	Port Terminal Business Segment for the Year Ended December 31, 2012	Cabotage Business Segment for the Year Ended December 31, 2012	Barge Business Segment for the Year Ended December 31, 2012	Total
Time charter, voyage and port terminal revenues	$32,209	$52,557	$93,853	$178,619
Sales of products	68,414	—	—	68,414
Time charter, voyage and port terminal expenses	(9,384	)(1,741)	(30,651	)(41,776)
Direct vessel expenses	—	(34,565	)(34,911)	(69,476)
Cost of products sold	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785	)(4,152)	(15,565	)(22,502)
Amortization of intangible assets	(930	)—	(3,508	)(4,438)
Amortization of deferred drydock and special survey costs	—	(463	)(869)	(1,332)
General and administrative expenses	(2,292	)(660)	(11,892	)(14,844)
Provision for losses on accounts receivable	—	—	(747	)(747)
Taxes other than income taxes	(113	)(4,331)	(3,768	)(8,212)
Interest expense and finance cost, net	(1	)(6,635)	(13,421	)(20,057)
Interest income	266	1	121	388
Foreign exchange differences	(294	)—	15	(279)
Other income, net	98	372	1,022	1,492

Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)	211
Income tax (expense)/benefit	(889	)(99)	953	(35)

Net income/(loss)	19,260	284	(19,368)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$19,260	$284	$(19,388)	$156

	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011	Total
Time charter, voyage and port terminal revenues	$23,347	$51,228	$91,050	$165,625
Sales of products	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	(8,553	)(1,109)	(32,018	)(41,680)
Direct vessel expenses	—	(31,276	)(32,146)	(63,422)
Cost of products sold	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538	)(4,300)	(11,342	)(18,180)
Amortization of intangible assets	(927	)—	(3,509	)(4,436)
Amortization of deferred drydock and special survey costs	—	(212	)(506)	(718)
General and administrative expenses	(2,337	)(291)	(11,034	)(13,662)
Provision for losses on accounts receivable	(28	)—	(464	)(492)
Taxes other than income taxes	(193	)(4,861)	(3,880	)(8,934)
Gain on sale of assets	36	—	—	36
Interest expense and finance cost, net	—	(4,344	)(12,730)	(17,074)
Interest income	459	—	384	843
Foreign exchange differences	(182	)—	(463	)(645)
Other income, net	36	—	633	669

Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)	236
Income tax (expense)/benefit	(390	)(325)	1,063	348

Net income/(loss)	11,036	4,510	(14,962)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	(780)

Net income/(loss) attributable to Navios Logistics' stockholders	$11,036	$3,869	$(15,101)	$(196)

	Port Terminal Business Segment for the Year Ended December 31, 2010	Cabotage Business Segment for the Year Ended December 31, 2010	Barge Business Segment for the Year Ended December 31, 2010	Total
Time charter, voyage and port terminal revenues	$23,374	$37,086	$76,296	$136,756
Sales of products	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	(7,411	)(2,181)	(25,818	)(35,410)
Direct vessel expenses	—	(18,519	)(31,903)	(50,422)
Cost of products sold	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(2,471	)(3,433)	(11,825	)(17,729)
Amortization of intangible assets	(927	)—	(3,559	)(4,486)
Amortization of deferred drydock and special survey costs	—	(35	)(359)	(394)
General and administrative expenses	(2,088	)(260)	(9,862	)(12,210)
Provision for losses on accounts receivable	—	—	(652	)(652)
Taxes other than income taxes	—	(4,101	)(3,820)	(7,921)
Gain on sale of assets	—	—	52	52
Interest expense and finance cost, net	—	(1,582	)(2,944)	(4,526)
Interest income	257	—	41	298
Foreign exchange differences	(46	)—	43	(3)
Other (expense)/income, net	(37	)—	101	64

Income/(loss) before income taxes and noncontrolling interest	14,795	6,975	(14,209)	7,561
Income tax (expense)/benefit	(61	)(938)	935	(64)

Net income/(loss)	14,734	6,037	(13,274)	7,497
Less: Net income/(loss) attributable to the noncontrolling interest	—	(2,007	)110	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$14,734	$4,030	$(13,164)	$5,600

For the Barge Business segment and for the Cabotage Business segment, the Company's vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $279,009 and $282,973 at December 31, 2012 and 2011, respectively.
All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment, including constructions in progress, amounted to $71,989 and $62,870 as of December 31, 2012 and 2011, respectively.
In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $31,827 and $35,336 as of December 31, 2012 and 2011, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $27,598 and $28,527 as of December 31, 2012 and 2011, respectively.
In accordance with ASC 350-20-35-45, goodwill resulting from the acquisitions of Horamar and Hidronave S.A., which had been allocated to the Logistics Business through December 31, 2010, was re-allocated in 2011 to the three segments by allocating $22,142 to the Port Terminal Business, $40,868 to the Barge Business and $41,086 to the Cabotage Business. All three segments previously comprised a part of the Logistics Business reporting unit on a relative fair value basis.

Other Financial Information	12 Months Ended
Dec. 31, 2012
Other financial information [Abstract]
OTHER FINANCIAL INFORMATION [Text Block]
NOTE 23: OTHER FINANCIAL INFORMATION
The Company's 9.25% Senior Notes issued on April 15, 2011, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are full and unconditional, as such term is defined by Regulation S-X Rule 3-10, except that the indenture governing the Senior Notes provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes. On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd., and HS South Inc. As a result, from July 25, 2011, all subsidiaries, except for the non-guarantor subsidiary, Hidronave South American Logistics S.A., are 100% owned. These condensed consolidating statements have been prepared on an equity basis as permitted by U.S. GAAP.
The Company revised the classification of certain cash transfers between group subsidiaries on its condensed consolidating statements of cash flows, as presented in this note, to present them as cash flows within financing activities. These amounts were previously classified as cash flows within operating activities. The impact of this revision for the year ended December 31, 2011 was to decrease cash outflows from operating activities and increase cash outflows from financing activities for Navios South American Logistics Inc. Issuer by $193,635 and decrease cash inflows from operating activities and increase cash inflows from financing activities for the guarantor subsidiaries by $193,635. The Company determined the revisions as presented in this note are not material to the consolidated financial statements taken as a whole. There was no impact on the Company's consolidated statements of cash flows.

Statement of income for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$178,579	$3,874	$(3,834)	$178,619
Sales of products	—	68,414	—		68,414
Time charter, voyage and port terminal expenses	—	(43,386	)(2,224)	3,834	(41,776)
Direct vessel expenses	—	(68,695	)(781)	—	(69,476)
Cost of products sold	—	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	—	(22,348	)(154)	—	(22,502)
Amortization of intangible assets	—	(4,438	)—	—	(4,438)
Amortization of deferred drydock and special survey costs	—	(1,332	)—	—	(1,332)
General and administrative expenses	(2,916	)(11,232)	(696	)—	(14,844)
Provision for losses on accounts receivable	—	(747	)—	—	(747)
Taxes other than income taxes	—	(8,212	)—	—	(8,212)
Interest expense and finance cost, net	(491	)(19,515)	(51	)—	(20,057)
Interest income	—	365	23	—	388
Foreign exchange differences	—	(316	)37	—	(279)
Other income, net	—	1,492	—	—	1,492

(Loss)/income before equity in net earnings of affiliated companies	(3,407)	3,590	28	—	211
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,563	12	—	(3,575	)—

Income/(loss) before taxes	156	3,602	28	(3,575)	211
Income tax (expense)/benefit	—	(39	)4	—	(35)

Net income/(loss)	156	3,563	32	(3,575)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)—	(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$156	$3,563	$12	$(3,575)	$156

Statement of income for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$165,573	$3,915	$(3,863)	$165,625
Sales of products	—	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	—	(43,309	)(2,234)	3,863	(41,680)
Direct vessel expenses	—	(62,808	)(614)	—	(63,422)
Cost of products sold	—	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	—	(18,006	)(174)	—	(18,180)
Amortization of intangible assets	—	(4,436	)—	—	(4,436)
Amortization of deferred drydock and special survey costs	—	(718	)—	—	(718)
General and administrative expenses	(1,904	)(11,000)	(758	)—	(13,662)
Provision for losses on accounts receivable	—	(492	)—	—	(492)
Taxes other than income taxes	—	(8,934	)—	—	(8,934)
Gain on sale of assets	—	36	—	—	36
Interest expense and finance cost, net	(2,504	)(14,506)	(64	)—	(17,074)
Interest income	251	574	18	—	843
Foreign exchange differences	—	(825	)180	—	(645)
Other income, net	—	669	—	—	669

(Loss)/income before equity in net earnings of affiliated companies	(4,157)	4,124	269	—	236
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,961	134	—	(4,095	)—

(Loss)/income before taxes	(196)	4,258	269	(4,095)	236
Income tax benefit	—	344	4	—	348

Net (loss)/income	(196)	4,602	273	(4,095)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	—	(780)

Net (loss)/income attributable to Navios Logistics' stockholders	$(196)	$3,961	$134	$(4,095)	$(196)

Statement of income for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$136,618	$2,133	$(1,995)	$136,756
Sales of products	—	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	—	(36,202	)(1,203)	1,995	(35,410)
Direct vessel expenses	—	(49,991	)(431)	—	(50,422)
Cost of products sold	—	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	—	(17,655	)(74)	—	(17,729)
Amortization of intangible assets	—	(4,486	)—	—	(4,486)
Amortization of deferred drydock and special survey costs	—	(394	)—	—	(394)
General and administrative expenses	(827	)(10,829)	(554	)—	(12,210)
Provision for losses on accounts receivable	—	(652	)—	—	(652)
Taxes other than income taxes	—	(7,921	)—	—	(7,921)
Gain on sale of assets	—	52	—		52
Interest expense and finance cost, net	—	(4,469	)(57)	—	(4,526)
Interest income	—	270	28	—	298
Foreign exchange differences	—	79	(82	)—	(3)
Other income, net	—	64	—	—	64

(Loss)/income before equity in net earnings of affiliated companies	(827)	8,628	(240)	—	7,561
Equity in net earnings/(losses) of affiliated companies and joint ventures	6,427	(126	)—	(6,301	)—

Income/(loss) before taxes	5,600	8,502	(240)	(6,301)	7,561
Income tax (expense)/benefit	—	(68	)4	—	(64)

Net income/(loss)	5,600	8,434	(236)	(6,301)	7,497
Less: Net (income)/loss attributable to the noncontrolling interest	—	(2,007	)110	—	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,600	$6,427	$(126)	$(6,301)	$5,600

Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$45,170	$287	$ —	$45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431	)—
Intercompany receivables	10,609	—	—	(10,609	)—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272	)—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431	)1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609	)—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$564,574	$662,423	$5,659	$(596,312)	$636,344

Balance Sheet as of December 31, 2011	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$40,111	$337	$ —	$40,529
Accounts receivable, net	—	31,875	84	—	31,959
Due from affiliate companies	206,936	15,534	1,351	(223,821	)—
Intercompany receivables	11,592	—	—	(11,592	)—
Prepaid expenses and other current assets	734	12,692	38	—	13,464

Total current assets	219,343	100,212	1,810	(235,413)	85,952

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	348,529	1,559	—	350,088
Investments in affiliates	314,997	679	—	(315,676	)—
Goodwill and other intangible assets	—	167,675	284	—	167,959
Deferred dry dock and special survey costs, net	—	6,869	—	—	6,869
Deferred financing costs and other long term assets	6,399	3,964	3	—	10,366

Total noncurrent assets	321,396	527,716	1,846	(315,676)	535,282

Total assets	540,739	627,928	3,656	(551,089)	621,234

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	23,046	165	—	23,211
Due to affiliate companies	15,873	213,041	1,253	(223,821	)6,346
Accrued expenses	4,182	6,964	225	—	11,371
Deferred income	—	4,492	—	—	4,492
Intercompany payable	—	11,592	—	(11,592	)—
Current portion of capital lease obligations	—	31,221	—	—	31,221
Current portion of long term debt	—	—	69	—	69

Total current liabilities	20,055	290,356	1,712	(235,413)	76,710

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Long term debt, net of current portion	—	—	599	—	599
Other long term liabilities	—	3,072	—	—	3,072
Deferred tax liability	—	19,503	125	—	19,628

Total noncurrent liabilities	200,000	22,575	724	—	223,299

Total liabilities	220,055	312,931	2,436	(235,413)	300,009

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,684	314,997	679	(315,676)	320,684
Noncontrolling interest	—	—	541	—	541

Total stockholders' equity	320,684	314,997	1,220	(315,676)	321,225

Total liabilities and stockholders' equity	$540,739	$627,928	$3,656	$(551,089)	$621,234

Cash flow statement for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(86)	$24,284	$32	$ —	$24,230

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(17,620	)(12)	—	(17,632)

Net cash used in investing activities	—	(17,620)	(12)	—	(17,632)

Cash flows from financing activities
Payments of obligations under capital leases	—	(1,519	)—	—	(1,519)
Repayments of long-term debt	—	—	(70	)—	(70)
Debt issuance costs	86	(86	)—	—	—

Net cash provided by/(used in) financing activities	86	(1,605)	(70)	—	(1,589)

Net increase/(decrease) in cash and cash equivalents	—	5,059	(50)	—	5,009

Cash and cash equivalents, beginning of year	81	40,111	337	—	40,529

Cash and cash equivalents, end of year	$81	$45,170	$287	$ —	$45,538

Cash flow statement for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$5	$15,133	$(549)	$ —	$14,589

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(70,553	)(45)	—	(70,598)

Net cash used in investing activities	—	(70,553)	(45)	—	(70,598)

Cash flows from financing activities
Decrease in restricted cash	—	564	—	—	564
Proceeds from issuance of Senior Notes	200,000	—	—	—	200,000
Transfer (to)/from affiliate	(193,635	)193,635	—	—	—
Payments of obligations under capital leases	—	(1,040	)—	—	(1,040)
Repayments of long-term debt	—	(126,687	)(68)	—	(126,755)
Debt issuance costs	(6,289	)(508)	—	—	(6,797)
Acquisition of noncontrolling interest	—	(8,638	)—	—	(8,638)
Capital contributions	—	(136	)136	—	—

Net cash provided by financing activities	76	57,190	68	—	57,334

Net increase/(decrease) in cash and cash equivalents	81	1,770	(526)	—	1,325

Cash and cash equivalents, beginning of year	—	38,341	863	—	39,204

Cash and cash equivalents, end of year	$81	$40,111	$337	$ —	$40,529

Cash flow statement for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$ —	$33,495	$609	$ —	$34,104

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(14,114	)—	—	(14,114)

Net cash used in investing activities	—	(14,114)	—	—	(14,114)

Cash flows from financing activities
Proceeds from long term debt	—	293	—	—	293
Payments of obligations under capital leases	—	(1,771	)—	—	(1,771)
Repayments of long-term debt	—	(5,171	)(69)	—	(5,240)
Debt issuance costs	—	(525	)—	—	(525)
Dividends paid	—	(470	)—	—	(470)

Net cash used in financing activities	—	(7,644)	(69)	—	(7,713)

Net increase in cash and cash equivalents	—	11,737	540	—	12,277

Cash and cash equivalents, beginning of year	—	26,604	323	—	26,927

Cash and cash equivalents, end of year	$ —	$38,341	$863	$ —	$39,204

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 24: SUBSEQUENT EVENTS
On February 8, 2013, Navios Logistics agreed to acquire Energias Renovables del Sur S.A. (“Energias”), an Uruguayan company, for a total consideration of $2,000. Energias controls approximately 12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics plans on developing this land in expanding its port operations.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a) Basis of Presentation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current year.

Principles of Consolidation
(b) Principles of Consolidation:
The accompanying consolidated financial statements include the accounts of Navios Logistics and its subsidiaries, both majority and wholly-owned. All significant intercompany balances and transactions between these entities have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries Included in the Consolidation:
Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Subsidiaries included in the consolidation:

	Country of		Percentage of	Statement of operations
Company Name	Incorporation	Nature	Ownership	2012	2011	2010
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Thalassa Energy S.A. (i)	Argentina	Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidrovia OSR S.A	Paraguay	Tanker-Owning Company/Oil Spill Response & Salvage Services	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/16-12/31	—
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	4/14-12/31	—
Merco Parana S.A	Argentina	Barge Owning Company	100%	7/1-12/31	—	—
(i)On July 25, 2011, Navios Logistics acquired the noncontrolling interests of these joint ventures. As a result, after the consummation of this transaction, the percentage of ownership of the Company in these subsidiaries changed (see Note 19).

Use of Estimates
 (c) Use of Estimates:
The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for losses on accounts receivable and demurrages, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash And Cash Equivalents	(d) Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held with banks, and other short-term liquid investments with original maturities of three months or less.
Accounts receivable,Net
(e) Accounts Receivable, Net:
The amount shown as accounts receivable, net, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision for losses on accounts receivable charged to the consolidated statements of income for each of the years ended December 31, 2012, 2011 and 2010 amounted to $747, $492 and $652, respectively.

Insurance Claims
(f) Insurance Claims:
Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on the accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.

Inventories
(g) Inventories:
Inventories, which primarily consist of petroleum products and other inventories such as lubricants and stock provisions on board of the owned vessels at period end, are valued at the lower of cost or market as determined on the first-in, first-out basis.

Barges, Pushboats and Other Vessels
(h) Barges, Pushboats and Other Vessels:
Barges, pushboats and other vessels acquired as part of a business combination or asset acquisition are recorded at fair value on the date of acquisition. All other barges, pushboats and other vessels acquired are stated at cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the assets. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of the sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.
Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the year ended December 31, 2012 amounted to $535 ($312 in 2011 and $1,758 in 2010).
Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight-line method over the useful life of the assets, after considering the estimated residual value. Management estimates the useful life of the majority of the Company's vessels to be between 15 and 40 years from the asset's original construction or acquisition with the exception of certain product tankers for which their useful life was estimated to be 44 to 45 years. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge. The Company capitalizes interest on long-term construction projects. See note 7.

Port Terminals and Other Fixed Assets, net
(i) Port Terminals and Other Fixed Assets, net:
Port terminals and other fixed assets acquired as part of a business combination are recorded at fair value on the date of acquisition. All other port terminals and other fixed assets are stated at cost and are depreciated utilizing the straight-line method at rates equivalent to their average estimated economic useful lives. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.
Useful lives of the assets are:

Dry port terminal	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Impairment of Long Lived Assets
(j) Impairment of Long-Lived Assets:
Vessels, other fixed assets and other long-lived assets held and used by Navios Logistics are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for long-lived assets, management determines projected undiscounted cash flows for each asset group and compares it to its carrying amount. In the event that projected undiscounted cash flows for an asset group is less than its carrying amount, then management reviews fair values and compares them to the asset's carrying amount. In the event that impairment occurs, an impairment charge is recognized by comparing the asset's carrying amount to its fair value. For the purposes of assessing impairment, long lived-assets are grouped at the lowest levels for which there are separately identifiable cash flows.
For the year ended December 31, 2012, the management of Navios Logistics after considering various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook, concluded that no impairment analysis should be performed on the long-lived assets.
Although management believes the underlying indicators supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn occur, management may be required to perform impairment analysis in the future that could expose Navios Logistics to material charges in the future.
No impairment loss was recognized for any of the periods presented.

Deferred Drydock and Special Survey Costs
(k) Deferred Drydock and Special Survey Costs:
The Company's vessels are subject to regularly scheduled drydocking and special surveys that are carried out every five years for oceangoing vessels and every seven years for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained under certain conditions. The costs of drydocking and special survey is deferred and amortized over the above mentioned periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are charged against income in the year the vessel is sold. Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and fuel, labour and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization expense was $1,332, $718 and $394, respectively and the payments for drydocking and special survey were $5,274, $5,546 and $762, respectively. Accumulated amortization as of December 31, 2012 and 2011 amounted to $2,784 and $1,452, respectively.

Deferred Financing Costs
(l) Deferred Financing Costs:
Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization expense for each of the years ended December 31, 2012, 2011 and 2010 was $1,090, $1,185 and $365, respectively.

Goodwill and Other Intangibles
(m) Goodwill and Other Intangibles:
(i)  Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually. The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on discounted cash flow analysis and believes that the discounted cash flow analysis is the best indicator of fair value for its individual reporting units.
The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expenses growth assumptions. The future cash flows from operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of each segment, including utilization rates and actual storage capacity.
If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
No impairment loss was recognized for any of the periods presented.
(ii) Intangibles Other Than Goodwill: Navios Logistics' intangible assets consist of favorable lease terms, customer relationships, trade name and port terminal operating rights.
Intangible assets resulting from acquisitions accounted for using the purchase method of accounting are recorded at fair value as estimated based on market information, the “relief from royalty” method or discounted cash flows.
The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction in order to use that trade name. Other intangibles that are being amortized, such as the amortizable portion of favorable leases, port terminal operating rights and customers relationships, would be considered impaired if their fair market value could not be recovered from the future undiscounted cash flows associated with the asset. The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method over 20 years.
When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of our vessels and our weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on our financial position and results of operations.
The amortizable value of favorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of income in the “Amortization of intangible assets” line item.
As of December 31, 2012 and 2011, there is no impairment of intangible assets.
Amortizable intangible assets are amortized under the straight-line method according to the following weighted average amortization periods:

Intangible Assets/Liabilities	Years
Trade name	10
Favorable lease terms	2 to 5
Port terminal operating rights	20 to 25
Customers relationships	20

Foreign Currency Translation
(n) Foreign Currency Translation:
The Company's and its subsidiaries' functional currency and reporting currency is the U.S. dollar. Therefore, the financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. The Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact part of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reals and Paraguayan guaranies. However, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the consolidated statement of income.
The foreign currency exchange loss recognized in the consolidated statement of income for each of the years ended December 31, 2012, 2011 and 2010 were $279, $645 and $3, respectively.

Provisions for contingencies losses
(o) Provisions for contingencies losses:
The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency loss is probable at the date of the financial statements and the amount of the loss can be reasonably estimated. If the Company has determined that the reasonable estimate of the probable loss is a range and there is no best estimate within the range, the Company will accrue the lower amount of the range. For probable losses accrued any reasonably possible loss in excess of amounts accrued are disclosed. See Note 15, “Commitments and Contingencies” for further discussion.

Segment Reporting
(p) Segment Reporting:
Operating segments, as defined, are components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company has three reportable segments: Port Terminal Business, Cabotage Business and Barge Business. See Note 22 for details.

Revenue and Expense Recognition
(q) Revenue and Expense Recognition:
Revenue is recorded when (i) services are rendered, (ii) the Company has signed a charter agreement or other evidence of an arrangement, (iii) the price is fixed or determinable, and (iv) collection is reasonably assured. The Company generates revenue from time charters, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.
Revenue from time chartering and bareboat chartering is earned and recognized on a daily basis as the service is delivered. Revenue from contracts of affreightment/voyage contracts is recognized based upon the percentage of voyage completion. A voyage is deemed to commence upon the departure of the barge after discharge under the previous voyage and is deemed to end upon the completion of discharge under the current voyage. The percentage of voyage completion is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the accrued days over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.
Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.
Deferred revenue primarily relates to cash received from clients in either of the Company's businesses prior to it being earned. These amounts are recognized as revenue over the period that the service is rendered.
Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into the silos for temporary storage and then loading the oceangoing vessels. Revenues are recognized upon completion of loading of the oceangoing vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the oceangoing vessel.
Revenues from liquid port terminal operations consist mainly of sales of petroleum products in the Paraguayan market. Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Time Charter, Voyage and Port Terminal Expenses:
Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions.
Direct Vessel Expenses:
Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, victualling costs, dockage expenses, insurance, stores and lubricants and miscellaneous expenses such as communications.

Financial Instruments
(r) Financial Instruments:
Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables, long-term debt and other liabilities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant accounting policy description of each item, or included below as applicable.
Financial risk management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: The Company closely monitors its exposure to customers and counterparties for credit risk. Navios Logistics, through its access to Navios Holdings policies and personnel, has policies designed to limit trading to customers and counterparties with an appropriate credit history. Credit risk with respect to accounts receivable is reduced by the Company by rendering services to established international operators. Management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables.
Liquidity risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances for their working capital needs.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income.

Earnings/(losses) per share
(s) Earnings/(losses) per Share:
Basic earnings/(losses) per share are computed by dividing net income/(loss) by the weighted average number of common shares outstanding during the periods presented. There are no dilutive or potentially dilutive securities, accordingly there is no difference basic and diluted net income/(loss) per share.

Income Taxes
(t) Income Taxes:
The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company's subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company's operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.
At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company's belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate.
Argentinean companies have open tax years ranging from 2006 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2007 and onwards. In relation to these open tax years, the Company believes that there are no material uncertain tax positions. The Company is generally not able to reliably estimate the ultimate settlement amounts until the close of an audit.
The Company classifies interest and penalties, related to income taxes in the consolidated statement of income under income taxes.
The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences or losses carried forward that will result in deductible amounts in future years. Valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Other Taxes
(u) Other Taxes:
Minimum presumed income tax (MPIT):
Under the tax laws of Argentina, the Company's subsidiaries in that country are subject to a minimum presumed income tax, or MPIT. This tax is supplementary to income tax. The tax is calculated by applying the effective tax rate of 1% on the tax basis of certain assets. The subsidiaries' tax liabilities will be the higher of income tax or MPIT. However, if the MPIT exceeds income tax during any fiscal year, such excess may be computed as a prepayment of any income tax excess over the MPIT that may arise in the next ten fiscal years. The Company recorded as other current assets a total amount of $787 for the year ended December 31, 2012 ($757 in 2011) in relation to MPIT.
Turnover tax:
Under the tax laws of Argentina, the Company's subsidiaries in that country are subject to taxes levied on gross revenues. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 4.7% for the year ended December 31, 2012 (4.2% and 4.3% for 2011 and 2010, respectively). Turnover taxes are recorded as part of taxes other than income tax in the consolidated statement of income and amounted to $3,365 for the year ended December 31, 2012 ($3,276 in 2011 and $2,715 in 2010).

Dividends	(v) Dividends: Dividends are recorded in the Company's consolidated financial statements in the period in which they are declared.
Pension Information
(w) Pension Information:
The Company does not maintain any pension plans. The laws in the different countries in which the Company carries out its operations provide for pension benefits to be paid to retired employees from government pension plans and/or privately-managed pension funds.

Severance Payments
(x) Severance Payments:
Under certain laws and labor agreements of the countries in which the Company conducts its operations, the Company is required to make minimum severance payments to its dismissed employees without cause and employees leaving its employment in certain other circumstances. Accrual of severance costs is made if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and are reasonably estimable. While the Company expects to make severance payments in the future, it is impossible to estimate the number of employees that will be dismissed without proper cause in the future, if any, and accordingly the Company has not recorded such liability. Instead, severance payments are expensed as incurred.

Recent Accounting Pronouncements
(y) Recent Accounting Pronouncements:
Goodwill Impairment Guidance
In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of the new amendments did not have a significant impact on Navios Logistics' consolidated financial statements.

Fair Value Measurement
In May 2011, the Financial Accounting Standards Board (“FASB”) issued amendments to achieve common fair value measurement and disclosure requirements. The new guidance (i) prohibits the grouping of financial instruments for purposes of determining their fair values when the unit of accounting is specified in another guidance, unless the exception provided for portfolios applies and is used; (ii) prohibits the application of a blockage factor in valuing financial instruments with quoted prices in active markets and (iii) extends that prohibition to all fair value measurements. Premiums or discounts related to size as a characteristic of the entity's holding (that is, a blockage factor) instead of as a characteristic of the asset or liability (for example, a control premium), are not permitted. A fair value measurement that is not a Level 1 measurement may include premiums or discounts other than blockage factors when market participants would incorporate the premium or discount into the measurement at the level of the unit of accounting specified in another guidance. The new guidance aligns the fair value measurement of instruments classified within an entity's shareholders' equity with the guidance for liabilities. As a result, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The disclosure requirements have been enhanced. The most significant change will require entities, for their recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, to include a description of the valuation processes used by the entity, and to include a qualitative discussion about the sensitivity of the measurements. In addition, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The new guidance is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The adoption of the new standard did not have a significant impact on Navios Logistics' consolidated financial statements.

Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Logistics adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level 3, which was effective for Navios Logistics beginning in the first quarter of fiscal year 2011. The adoption of the new standards did not have a significant impact on Navios Logistics' consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries included in the consolidation

	Country of		Percentage of	Statement of operations
Company Name	Incorporation	Nature	Ownership	2012	2011	2010
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Thalassa Energy S.A. (i)	Argentina	Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc. (i)	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidrovia OSR S.A	Paraguay	Tanker-Owning Company/Oil Spill Response & Salvage Services	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	4/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/16-12/31	—
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	4/14-12/31	—
Merco Parana S.A	Argentina	Barge Owning Company	100%	7/1-12/31	—	—
(i)On July 25, 2011, Navios Logistics acquired the noncontrolling interests of these joint ventures. As a result, after the consummation of this transaction, the percentage of ownership of the Company in these subsidiaries changed (see Note 19).

Useful lives of fixed assets

Dry port terminal	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Weighted Average Amortization Periods for Intangibles

Intangible Assets/Liabilities	Years
Trade name	10
Favorable lease terms	2 to 5
Port terminal operating rights	20 to 25
Customers relationships	20

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$28,397	$17,519
Short-term deposits	17,141	23,010

Total cash and cash equivalents	$45,538	$40,529

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
ACCOUNTS RECEIVABLE, NET

	December 31, 2012	December 31, 2011
Accounts receivable	$31,266	$33,429
Less: Provision for losses on accounts receivables	(2,144	)(1,470)

Accounts receivable, net	$29,122	$31,959

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2010	$(1,589)	$(652)	$1,263	$(978)
Year ended December 31, 2011	$(978)	$(492)	$ —	$(1,470)
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets [Table Text Block]

	December 31, 2012	December 31, 2011
VAT and other tax credits	1,429	1,285
Insurance claims receivable, net	1,497	917
Deferred insurance premiums	1,635	1,047
Prepaid charter-in hire	112	203
Advances to suppliers	550	57
Other	3,746	3,454

Total prepaid expenses and other current assets	$ 8,969	$ 6,963

Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminals and other fixed assets

Dry Port Terminal	Cost	Accumulated Depreciation
Balance December 31, 2009	$34,826	$(4,046)
Additions	4,675	(1,048)

Balance December 31, 2010	$39,501	$(5,094)
Additions	8,577	(1,222)
Disposals	(152	)103

Balance December 31, 2011	$47,926	$(6,213)
Additions	11,173	(1,529)

Balance December 31, 2012	$59,099	$(7,742)

Oil Storage Plant and Port Facilities for Liquid Cargoes		Cost	Accumulated Depreciation
Balance December 31, 2009		$25,303	$(2,514)
Additions		454	(1,423)

Balance December 31, 2010		$25,757	$(3,937)
Additions		653	(1,316)

Balance December 31, 2011		$26,410	$(5,253)
Additions		731	(1,256)

Balance December 31, 2012		$27,141	$(6,509)

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$218,433	$(27,751)	$190,682
Additions	60,471	(14,933	)45,538
Disposals	(67	)47	(20)

Balance December 31, 2010	$278,837	$(42,637)	$236,200
Additions	62,153	(15,380	)46,773

Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	20,009	(19,383	)626
Restructure of capital leases	(4,590	)—	(4,590)

Balance December 31, 2012	$356,409	$(77,400)	$279,009

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$2,790	$(162)	$2,628
Additions	1,443	(325	)1,118
Disposals	(94	)54	(40)

Balance December 31, 2010	$4,139	$(433)	$3,706
Additions	801	(262	)539

Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334	)832
Disposals	(37	)—	(37)

Balance December 31, 2012	$6,069	$(1,029)	$5,040

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$281,352	$(34,473)	$246,879
Additions	67,043	(17,729	)49,314
Disposals	(161	)101	(60)

Balance December 31, 2010	$348,234	$(52,101)	$296,133
Additions	72,184	(18,180	)54,004
Disposals	(152	)103	(49)

Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	33,079	(22,502	)10,577
Restructure of capital leases	(4,590	)—	(4,590)
Disposals	(37	)—	(37)

Balance December 31, 2012	$448,718	$(92,680)	$356,038

Leased Property Under Capital Leases [Table Text Block]

Vessels	December 31, 2012
San San H and Stavroula	$32,951
Less: Accumulated amortization	(1,501)

Net book value	$31,450

Future Minimum Capital Leases Payments [Table Text Block]

Payment Due by Period	December 31, 2012
2013	2,190
2014	2,190
2015	2,190
2016	$21,262

Total future minimum lease payments (1)	27,832
Less: amount representing interest (2)	(2,720)

Present value of future minimum lease payments (3)	$25,112

Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Aggregate amortization of acquired intangibles

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$1,042	$ —	$5,210
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,742	26,617

Total	$3,747	$3,747	$3,747	$3,747	$3,747	$40,690	$59,425

INTANGIBLE ASSETS OTHER THAN GOODWILL CURRENT YEAR [Table Text Block]

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462	)27,598
Customer relationships	36,120	(9,503	)26,617
Favorable lease terms	3,780	(3,780	)—

Total intangible assets	$84,380	$(24,955)	$59,425

December 31, 2011	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2011
Trade name	$10,420	$(4,168)	$6,252
Port terminal operating rights	34,060	(5,533	)28,527
Customer relationships	36,120	(7,728	)28,392
Favorable lease terms	3,780	(3,088	)692

Total intangible assets	$84,380	$(20,517)	$63,863

Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts payable

	December 31, 2012	December 31, 2011
Trade payable	$33,803	$21,356
Rent payable	564	1,602
Professional fees payable	380	253

Total accounts payable	$34,747	$23,211

Accrued expenses

	December 31, 2012	December 31, 2011
Accrued salaries	$6,857	$6,445
Taxes payable	5,861	4,347
Accrued fees	112	328
Accrued interest	—	153
Accrued bond coupon	3,855	3,855
Other	326	589

Total accrued expenses	$17,011	$15,717

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS

	December 31, 2012	December 31, 2011

Senior Notes	$200,000	$200,000
Loan for Nazira	598	668

Total borrowings	200,598	200,668
Less: current portion	(69	)(69)

Total long-term borrowings	$200,529	$200,599

Maturity table

Year	Amount in thousands of U.S. dollars
2013	$69
2014	69
2015	69
2016	69
2017	69
2018 and thereafter	200,253

Total	$200,598

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Financial Instruments

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$45,538	$45,538	$40,529	$40,529
Accounts receivable, net	$29,122	$29,122	$31,959	$31,959
Accounts payable	$(34,747)	$(34,747)	$(23,211)	$(23,211)
Senior notes	$(200,000)	$(198,200)	$(200,000)	$(158,500)
Capital lease obligations	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Long-term debt, including current portion	$(598)	$(598)	$(668)	$(668)

Time Charter, Voyage and Port Terminal Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Time Charter Voyage and Port Terminal Expenses [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Fuel	$21,907	$19,550	$17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256

Total	$41,776	$41,680	$35,410

Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Direct Vessel Expenses [Abstract]
Direct Vessel Expenses [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$47,950	$43,587	$33,550
Insurances	3,727	2,437	2,441
Repairs and maintenance	9,972	10,128	8,229
Lubricants	1,071	1,054	540
Other expenses	6,756	6,216	5,662

Total	$69,476	$63,422	$50,422

General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2012
General And Administrative Expenses [Abstract]
General and Administrative Expenses [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$7,448	$7,211	$4,906
Professional fees	3,902	3,000	3,685
Other expenses	3,494	3,451	3,619

Total	$14,844	$13,662	$12,210

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and contingencies [Table Text Block]

Year	Amount in thousands of U.S. dollars
2013	$14,370
2014	3,628
2015	3,754
2016	1,926

Total	$23,678

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Income Taxes Per Juristiction [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Argentina	$(10,524)	$(1,722)	$(4,608)
Paraguay	(13,168	)(3,158)	(3,338)
Uruguay	35,932	11,933	15,218
Panama	(12,719	)(5,641)	2,239
Others	690	(1,176	)(1,950)

Total income before income taxes and noncontrolling interest	$211	$236	$7,561

Total Income Tax Benefit/(Expense) [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Current	$(316)	$(376)	$(737)
Deferred	2,250	2,638	1,743

Total Argentina	$1,934	$2,262	$1,006

Current	$(826)	$(753)	$(580)
Deferred	(1,143	)(1,161)	(490)

Total Paraguay	$(1,969)	$(1,914)	$(1,070)

Total income tax (expense)/benefit	$(35)	$348	$(64)

Income Tax Benefit Of the Year [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Loss before income taxes and noncontrolling interest	$(10,524)	$(1,722)	$(4,608)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	3,683	603	1,613
Permanent differences	(1,749	)1,659	(607)

Income tax benefit of the year	$1,934	$2,262	$1,006

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Tax loss carry-forward	$1,675	$920
Other deferred income tax assets	338	755

Total deferred income tax assets	2,013	1,675

Deferred income tax liabilities:
Intangible assets	(11,173	)(12,360)
Property, plant and equipment, net	(4,787	)(5,513)
Other	(4,575	)(3,430)

Total deferred income tax liabilities	(20,535	)(21,303)

Net deferred income tax liabilities	$(18,522)	$(19,628)

Leases (Tables)	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
Future Minimum Commitments, net of Commissions

Chartered-in:	Amount
2013	$1,598
2014	33
Total	$1,631

Office space:	Amount
2013	$219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152

Total	$707

Future Minimum Revenue, net of Commissions

Amount
2013	$141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794

Total minimum revenue, net of commissions	$363,748

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with related parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	December 31, 2012	December 31, 2011
Navios Holdings	$1,853	$2,000

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
Joint Ventures Percentage of Ownership [Table Text Block]

	Percentage of ownership
Company Name	After July 25, 2011	Before July 25, 2011
Thalassa Energy S.A.	100%	62.50%
HS Tankers Inc	100%	51%
HS Navigation Inc.	100%	51%
HS Shipping Ltd. Inc.	100%	62.50%
HS South Inc.	100%	62.50%

(Losses)/Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
(Losses)/earnings per share
Schedule Of Earnings Per Share Basic And Diluted [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income/(loss) attributable to Navios Logistics' stockholders	$156	$(196)	$5,600

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$0.0078	$(0.0098)	$0.2800

Diluted	$0.0078	$(0.0098)	$0.2800

Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment information [Abstract]
Segment Information [Table Text Block]

	Port Terminal Business Segment for the Year Ended December 31, 2012	Cabotage Business Segment for the Year Ended December 31, 2012	Barge Business Segment for the Year Ended December 31, 2012	Total
Time charter, voyage and port terminal revenues	$32,209	$52,557	$93,853	$178,619
Sales of products	68,414	—	—	68,414
Time charter, voyage and port terminal expenses	(9,384	)(1,741)	(30,651	)(41,776)
Direct vessel expenses	—	(34,565	)(34,911)	(69,476)
Cost of products sold	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785	)(4,152)	(15,565	)(22,502)
Amortization of intangible assets	(930	)—	(3,508	)(4,438)
Amortization of deferred drydock and special survey costs	—	(463	)(869)	(1,332)
General and administrative expenses	(2,292	)(660)	(11,892	)(14,844)
Provision for losses on accounts receivable	—	—	(747	)(747)
Taxes other than income taxes	(113	)(4,331)	(3,768	)(8,212)
Interest expense and finance cost, net	(1	)(6,635)	(13,421	)(20,057)
Interest income	266	1	121	388
Foreign exchange differences	(294	)—	15	(279)
Other income, net	98	372	1,022	1,492

Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)	211
Income tax (expense)/benefit	(889	)(99)	953	(35)

Net income/(loss)	19,260	284	(19,368)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$19,260	$284	$(19,388)	$156

	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011	Total
Time charter, voyage and port terminal revenues	$23,347	$51,228	$91,050	$165,625
Sales of products	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	(8,553	)(1,109)	(32,018	)(41,680)
Direct vessel expenses	—	(31,276	)(32,146)	(63,422)
Cost of products sold	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538	)(4,300)	(11,342	)(18,180)
Amortization of intangible assets	(927	)—	(3,509	)(4,436)
Amortization of deferred drydock and special survey costs	—	(212	)(506)	(718)
General and administrative expenses	(2,337	)(291)	(11,034	)(13,662)
Provision for losses on accounts receivable	(28	)—	(464	)(492)
Taxes other than income taxes	(193	)(4,861)	(3,880	)(8,934)
Gain on sale of assets	36	—	—	36
Interest expense and finance cost, net	—	(4,344	)(12,730)	(17,074)
Interest income	459	—	384	843
Foreign exchange differences	(182	)—	(463	)(645)
Other income, net	36	—	633	669

Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)	236
Income tax (expense)/benefit	(390	)(325)	1,063	348

Net income/(loss)	11,036	4,510	(14,962)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	(780)

Net income/(loss) attributable to Navios Logistics' stockholders	$11,036	$3,869	$(15,101)	$(196)

	Port Terminal Business Segment for the Year Ended December 31, 2010	Cabotage Business Segment for the Year Ended December 31, 2010	Barge Business Segment for the Year Ended December 31, 2010	Total
Time charter, voyage and port terminal revenues	$23,374	$37,086	$76,296	$136,756
Sales of products	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	(7,411	)(2,181)	(25,818	)(35,410)
Direct vessel expenses	—	(18,519	)(31,903)	(50,422)
Cost of products sold	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(2,471	)(3,433)	(11,825	)(17,729)
Amortization of intangible assets	(927	)—	(3,559	)(4,486)
Amortization of deferred drydock and special survey costs	—	(35	)(359)	(394)
General and administrative expenses	(2,088	)(260)	(9,862	)(12,210)
Provision for losses on accounts receivable	—	—	(652	)(652)
Taxes other than income taxes	—	(4,101	)(3,820)	(7,921)
Gain on sale of assets	—	—	52	52
Interest expense and finance cost, net	—	(1,582	)(2,944)	(4,526)
Interest income	257	—	41	298
Foreign exchange differences	(46	)—	43	(3)
Other (expense)/income, net	(37	)—	101	64

Income/(loss) before income taxes and noncontrolling interest	14,795	6,975	(14,209)	7,561
Income tax (expense)/benefit	(61	)(938)	935	(64)

Net income/(loss)	14,734	6,037	(13,274)	7,497
Less: Net income/(loss) attributable to the noncontrolling interest	—	(2,007	)110	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$14,734	$4,030	$(13,164)	$5,600

Other Financial Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other financial information [Abstract]
Schedule Of Condensed Balance Sheet [Table Text Block]
Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$45,170	$287	$ —	$45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431	)—
Intercompany receivables	10,609	—	—	(10,609	)—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272	)—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431	)1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609	)—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$564,574	$662,423	$5,659	$(596,312)	$636,344

Balance Sheet as of December 31, 2011	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$40,111	$337	$ —	$40,529
Accounts receivable, net	—	31,875	84	—	31,959
Due from affiliate companies	206,936	15,534	1,351	(223,821	)—
Intercompany receivables	11,592	—	—	(11,592	)—
Prepaid expenses and other current assets	734	12,692	38	—	13,464

Total current assets	219,343	100,212	1,810	(235,413)	85,952

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	348,529	1,559	—	350,088
Investments in affiliates	314,997	679	—	(315,676	)—
Goodwill and other intangible assets	—	167,675	284	—	167,959
Deferred dry dock and special survey costs, net	—	6,869	—	—	6,869
Deferred financing costs and other long term assets	6,399	3,964	3	—	10,366

Total noncurrent assets	321,396	527,716	1,846	(315,676)	535,282

Total assets	540,739	627,928	3,656	(551,089)	621,234

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	23,046	165	—	23,211
Due to affiliate companies	15,873	213,041	1,253	(223,821	)6,346
Accrued expenses	4,182	6,964	225	—	11,371
Deferred income	—	4,492	—	—	4,492
Intercompany payable	—	11,592	—	(11,592	)—
Current portion of capital lease obligations	—	31,221	—	—	31,221
Current portion of long term debt	—	—	69	—	69

Total current liabilities	20,055	290,356	1,712	(235,413)	76,710

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Long term debt, net of current portion	—	—	599	—	599
Other long term liabilities	—	3,072	—	—	3,072
Deferred tax liability	—	19,503	125	—	19,628

Total noncurrent liabilities	200,000	22,575	724	—	223,299

Total liabilities	220,055	312,931	2,436	(235,413)	300,009

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,684	314,997	679	(315,676)	320,684
Noncontrolling interest	—	—	541	—	541

Total stockholders' equity	320,684	314,997	1,220	(315,676)	321,225

Total liabilities and stockholders' equity	$540,739	$627,928	$3,656	$(551,089)	$621,234

Schedule Of Condensed Income Statement [Table Text Block]

Statement of income for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$178,579	$3,874	$(3,834)	$178,619
Sales of products	—	68,414	—		68,414
Time charter, voyage and port terminal expenses	—	(43,386	)(2,224)	3,834	(41,776)
Direct vessel expenses	—	(68,695	)(781)	—	(69,476)
Cost of products sold	—	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	—	(22,348	)(154)	—	(22,502)
Amortization of intangible assets	—	(4,438	)—	—	(4,438)
Amortization of deferred drydock and special survey costs	—	(1,332	)—	—	(1,332)
General and administrative expenses	(2,916	)(11,232)	(696	)—	(14,844)
Provision for losses on accounts receivable	—	(747	)—	—	(747)
Taxes other than income taxes	—	(8,212	)—	—	(8,212)
Interest expense and finance cost, net	(491	)(19,515)	(51	)—	(20,057)
Interest income	—	365	23	—	388
Foreign exchange differences	—	(316	)37	—	(279)
Other income, net	—	1,492	—	—	1,492

(Loss)/income before equity in net earnings of affiliated companies	(3,407)	3,590	28	—	211
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,563	12	—	(3,575	)—

Income/(loss) before taxes	156	3,602	28	(3,575)	211
Income tax (expense)/benefit	—	(39	)4	—	(35)

Net income/(loss)	156	3,563	32	(3,575)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)—	(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$156	$3,563	$12	$(3,575)	$156

Statement of income for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$165,573	$3,915	$(3,863)	$165,625
Sales of products	—	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	—	(43,309	)(2,234)	3,863	(41,680)
Direct vessel expenses	—	(62,808	)(614)	—	(63,422)
Cost of products sold	—	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	—	(18,006	)(174)	—	(18,180)
Amortization of intangible assets	—	(4,436	)—	—	(4,436)
Amortization of deferred drydock and special survey costs	—	(718	)—	—	(718)
General and administrative expenses	(1,904	)(11,000)	(758	)—	(13,662)
Provision for losses on accounts receivable	—	(492	)—	—	(492)
Taxes other than income taxes	—	(8,934	)—	—	(8,934)
Gain on sale of assets	—	36	—	—	36
Interest expense and finance cost, net	(2,504	)(14,506)	(64	)—	(17,074)
Interest income	251	574	18	—	843
Foreign exchange differences	—	(825	)180	—	(645)
Other income, net	—	669	—	—	669

(Loss)/income before equity in net earnings of affiliated companies	(4,157)	4,124	269	—	236
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,961	134	—	(4,095	)—

(Loss)/income before taxes	(196)	4,258	269	(4,095)	236
Income tax benefit	—	344	4	—	348

Net (loss)/income	(196)	4,602	273	(4,095)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	—	(780)

Net (loss)/income attributable to Navios Logistics' stockholders	$(196)	$3,961	$134	$(4,095)	$(196)

Statement of income for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$136,618	$2,133	$(1,995)	$136,756
Sales of products	—	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	—	(36,202	)(1,203)	1,995	(35,410)
Direct vessel expenses	—	(49,991	)(431)	—	(50,422)
Cost of products sold	—	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	—	(17,655	)(74)	—	(17,729)
Amortization of intangible assets	—	(4,486	)—	—	(4,486)
Amortization of deferred drydock and special survey costs	—	(394	)—	—	(394)
General and administrative expenses	(827	)(10,829)	(554	)—	(12,210)
Provision for losses on accounts receivable	—	(652	)—	—	(652)
Taxes other than income taxes	—	(7,921	)—	—	(7,921)
Gain on sale of assets	—	52	—		52
Interest expense and finance cost, net	—	(4,469	)(57)	—	(4,526)
Interest income	—	270	28	—	298
Foreign exchange differences	—	79	(82	)—	(3)
Other income, net	—	64	—	—	64

(Loss)/income before equity in net earnings of affiliated companies	(827)	8,628	(240)	—	7,561
Equity in net earnings/(losses) of affiliated companies and joint ventures	6,427	(126	)—	(6,301	)—

Income/(loss) before taxes	5,600	8,502	(240)	(6,301)	7,561
Income tax (expense)/benefit	—	(68	)4	—	(64)

Net income/(loss)	5,600	8,434	(236)	(6,301)	7,497
Less: Net (income)/loss attributable to the noncontrolling interest	—	(2,007	)110	—	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,600	$6,427	$(126)	$(6,301)	$5,600

Schedule Of Condensed Cash Flow Statement [Table Text Block]

Cash flow statement for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(86)	$24,284	$32	$ —	$24,230

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(17,620	)(12)	—	(17,632)

Net cash used in investing activities	—	(17,620)	(12)	—	(17,632)

Cash flows from financing activities
Payments of obligations under capital leases	—	(1,519	)—	—	(1,519)
Repayments of long-term debt	—	—	(70	)—	(70)
Debt issuance costs	86	(86	)—	—	—

Net cash provided by/(used in) financing activities	86	(1,605)	(70)	—	(1,589)

Net increase/(decrease) in cash and cash equivalents	—	5,059	(50)	—	5,009

Cash and cash equivalents, beginning of year	81	40,111	337	—	40,529

Cash and cash equivalents, end of year	$81	$45,170	$287	$ —	$45,538

Cash flow statement for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$5	$15,133	$(549)	$ —	$14,589

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(70,553	)(45)	—	(70,598)

Net cash used in investing activities	—	(70,553)	(45)	—	(70,598)

Cash flows from financing activities
Decrease in restricted cash	—	564	—	—	564
Proceeds from issuance of Senior Notes	200,000	—	—	—	200,000
Transfer (to)/from affiliate	(193,635	)193,635	—	—	—
Payments of obligations under capital leases	—	(1,040	)—	—	(1,040)
Repayments of long-term debt	—	(126,687	)(68)	—	(126,755)
Debt issuance costs	(6,289	)(508)	—	—	(6,797)
Acquisition of noncontrolling interest	—	(8,638	)—	—	(8,638)
Capital contributions	—	(136	)136	—	—

Net cash provided by financing activities	76	57,190	68	—	57,334

Net increase/(decrease) in cash and cash equivalents	81	1,770	(526)	—	1,325

Cash and cash equivalents, beginning of year	—	38,341	863	—	39,204

Cash and cash equivalents, end of year	$81	$40,111	$337	$ —	$40,529

Cash flow statement for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$ —	$33,495	$609	$ —	$34,104

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(14,114	)—	—	(14,114)

Net cash used in investing activities	—	(14,114)	—	—	(14,114)

Cash flows from financing activities
Proceeds from long term debt	—	293	—	—	293
Payments of obligations under capital leases	—	(1,771	)—	—	(1,771)
Repayments of long-term debt	—	(5,171	)(69)	—	(5,240)
Debt issuance costs	—	(525	)—	—	(525)
Dividends paid	—	(470	)—	—	(470)

Net cash used in financing activities	—	(7,644)	(69)	—	(7,713)

Net increase in cash and cash equivalents	—	11,737	540	—	12,277

Cash and cash equivalents, beginning of year	—	26,604	323	—	26,927

Cash and cash equivalents, end of year	$ —	$38,341	$863	$ —	$39,204

Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 17, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 01, 2008
DESCRIPTION OF BUSINESS[Abstract]
Entity Incorporation Date Of Incorporation	Dec 17, 2007
Shares Outstanding					12,765
Cash Consideration For Business Acquisition					$ 112,200
Navios Holdings percentage of ownership	63.80%
Minority Interest Ownership Percentage By Parent (excluding contingent consideration)	67.20%
Acquisition of Horamar from Navios Logistics					100.00%
Escrow Deposit					5,000
Issuance of Navios Logistics shares	7,235
Percentage of Shares Issued			36.20%
Percentage of Shares Issued (excluding contingent liabilities)			32.80%
Escrow Release		$ 2,500		$ 2,500
Escrowed Shares Released	1,007	504		503

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest Cost Capitalized	$ 535	$ 312	$ 1,758
Vessels depreciation	15 to 40
Product tankers depreciation	44 to 45
Amortization of deferred drydock and special survey costs	1,332	718	394
Payments for Drydocking And Special Survey	5,274	5,546	762
Accumulated Amortization Of Deferred Drydock And Special Survey	2,784	1,452	0
Amortization of deferred financing costs	1,090	1,185	365
Amortization period of customer relationships	20
Foreign currency exchange (loss)/gain recognized	279	645	3
Effective tax rate on the tax basis on certain assets	1.00%
Other Current Assets Related to MPIT	787	757	0
Turnover Tax Average Rates	4.70%	4.20%	4.30%
Year End Turnover taxes	3,365	3,276	2,715
Provision for losses on accounts receivable	$ 747	$ 492	$ 652

Summary of Significant Accounting Policies (Details2)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Jul. 25, 2011	Dec. 31, 2012
Corporacion Navios S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Nauticler S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Compania Naviera Horamar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Argentina
Nature			Vessel-Operating Management Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Compania de Tranporte Fluvial International S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Ponte Rio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Thalassa Energy S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Argentina
Nature			Barge-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Tankers Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	51.00%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Navigation Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	51.00%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Shipping Ltd.Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS South Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercopar Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Nagusa Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Hidrovia OSR Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Petrovia Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Land-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercopar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Petrovia S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 1/21
Flota Mercante Paraguaya
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 2/13
Compania de Transporte Fluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 2/13
Hidrogas S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 1/21
Navegacion Guarani S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge and Pushboat-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Hidrovia OSR S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Tanker-Owning Company/Oil Spill Response & Salvage Services
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercofluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge and Pushboat-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Petrolera San Antonio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			POA Facility-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Stability Oceanways S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Barge and Pushboat-Owning Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Hidronave South American Logistics S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Brazil
Nature			Pushboat-Owning Company
Percentage of Ownership			51.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			10/29 - 12/31
Navarra Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Marshall Is.
Nature			Tanker-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			4/1 - 12/31
Statement of operations, year minus 2			?
Pelayo Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Marshall Is.
Nature			Tanker-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			4/1 - 12/31
Statement of operations, year minus 2			?
Navios Logistics Finance (US) Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Delaware
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/16 - 12/31
Statement of operations, previous year			?
Statement of operations, year minus 2			?
Varena Maritime Services S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Barge and Pushboat-Owning Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			4/14 - 12/31
Statement of operations, previous year			?
Statement of operations, year minus 2			?

Summary of Significant Accounting Policies (Details3)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dry port terminal depreciation	5 to 40
Oil storage, plant and port facilities for liquid cargoes depreciation	5 to 20
Other fixed assets depreciation	5 to 10

Summary of Significant Accounting Policies (Details4)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade name amortization	10
Favorable lease terms amortization	2 to 5
Port terminal operating rights amortization	20 to 25
Customers relationships amortization	20

Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Jun. 17, 2010	Dec. 31, 2008
ACQUISITIONS [Abstract]
Navios Holdings Percentage Of Ownership In 2009	65.50%
Escrow Release			$ 2,500	$ 2,500
Escrowed Shares Released		1,007	504	503
Increase of Goodwill due to changes in minority interests	$ 13,370
Navios Holdings percentage of ownership		63.80%
Growth Factor	4.90%
Compound Annual Growth Rate	8.80%
Weighted Average Cost Of Capital	12.90%

Acquisitions (Details2) (USD $) In Thousands, unless otherwise specified	Jul. 25, 2011
ACQUISITIONS [Abstract]
consideration paid for acquisition of noncontrolling interests	$ 8,500
consideration paid including transaction expenses	8,638
Settlement of indebtedness	53,155
Difference between carrying value and fair value of noncontrolling interests	10,850
Carrying value of noncontrolling interests	$ 19,488

Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 28,397	$ 17,519
Short- term deposits	17,141	23,010
Total cash and cash equivalents	$ 45,538	$ 40,529

Accounts Receivable, Net (Details)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
Concentration of credit risk relating to accounts receivable	See Note?2(r) for a discussion of credit risk. For the year ended December?31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company?s revenue. For the year ended December?31, 2011 three customers accounted for 18.1%, 10.2% and 10.0% of the Company?s revenue and for the year ended December?31, 2010, one customer accounted for 17.5% of the Company?s revenue.

Accounts Receivable, Net (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Accounts receivable	$ 31,266	$ 33,429
Less: Provision for losses on accounts receivable	(2,144)	(1,470)
Accounts receivable, net	$ 29,122	$ 31,959

Accounts Receivable, Net (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes to the provision for accounts receivable
Balance at Begining of Year	$ (1,470)	$ (978)	$ (1,589)
Charges to Expenses	(747)	(492)	(652)
Amount Utilized	73	0	1,263
Balance at End of Year	$ (2,144)	$ (1,470)	$ (978)

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
VAT and other tax credits	$ 1,429	$ 1,285
Insurance claims receivable, net	1,497	917
Deferred insurance premiums	1,635	1,047
Prepaid charter-in hire	112	203
Advances to suppliers	550	57
Other	3,746	3,454
Total prepaid expenses and other current assets	$ 8,969	$ 6,963

Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance	$ 350,088	$ 296,133	$ 246,879
Additions	10,577	54,004	49,314
Restructure Of Capital Leases	(4,590)
Disposals	(37)	(49)	(60)
Balance	356,038	350,088	296,133
Cost
Property, Plant and Equipment [Line Items]
Balance	420,266	348,234	281,352
Additions	33,079	72,184	67,043
Restructure Of Capital Leases	(4,590)
Disposals	(37)	(152)	(161)
Balance	448,718	420,266	348,234
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(70,178)	(52,101)	(34,473)
Additions	(22,502)	(18,180)	(17,729)
Restructure Of Capital Leases	0
Disposals	0	103	101
Balance	(92,680)	(70,178)	(52,101)
Dry port terminal
Property, Plant and Equipment [Line Items]
Balance	41,713	34,407	30,780
Additions	9,644	7,335	3,627
Disposals		(49)
Balance	51,537	41,713	34,407
Dry port terminal | Cost
Property, Plant and Equipment [Line Items]
Balance	47,926	39,501	34,826
Additions	11,173	8,577	4,675
Disposals		(152)
Balance	59,099	47,926	39,501
Dry port terminal | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(6,213)	(5,094)	(4,046)
Additions	(1,529)	(1,222)	(1,048)
Disposals		103
Balance	(7,742)	(6,213)	(5,094)
Oil storage, plant and port facilities for liquid cargoes
Property, Plant and Equipment [Line Items]
Balance	21,157	21,820	22,789
Additions	(525)	(663)	(969)
Balance	20,632	21,157	21,820
Oil storage, plant and port facilities for liquid cargoes | Cost
Property, Plant and Equipment [Line Items]
Balance	26,410	25,757	25,303
Additions	731	653	454
Balance	27,141	26,410	25,757
Oil storage, plant and port facilities for liquid cargoes | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(5,253)	(3,937)	(2,514)
Additions	(1,256)	(1,316)	(1,423)
Balance	(6,509)	(5,253)	(3,937)
Tanker Vessels, Barges and Pushboats
Property, Plant and Equipment [Line Items]
Balance	282,973	236,200	190,682
Additions	626	46,773	45,538
Restructure Of Capital Leases	(4,590)
Disposals			(20)
Balance	279,009	282,973	236,200
Tanker Vessels, Barges and Pushboats | Cost
Property, Plant and Equipment [Line Items]
Balance	340,990	278,837	218,433
Additions	20,009	62,153	60,471
Restructure Of Capital Leases	(4,590)
Disposals			(67)
Balance	356,409	340,990	278,837
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(58,017)	(42,637)	(27,751)
Additions	(19,383)	(15,380)	(14,933)
Restructure Of Capital Leases	0
Disposals			47
Balance	(77,400)	(58,017)	(42,637)
Other fixed assets
Property, Plant and Equipment [Line Items]
Balance	4,245	3,706	2,628
Additions	832	539	1,118
Disposals	(37)		(40)
Balance	5,040	4,245	3,706
Other fixed assets | Cost
Property, Plant and Equipment [Line Items]
Balance	4,940	4,139	2,790
Additions	1,166	801	1,443
Disposals	(37)		(94)
Balance	6,069	4,940	4,139
Other fixed assets | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(695)	(433)	(162)
Additions	(334)	(262)	(325)
Disposals	0		54
Balance	$ (1,029)	$ (695)	$ (433)

Vessels, Port Terminals and Other Fixed Assets, net (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 05, 2012	May 09, 2012	Jul. 01, 2010	Jun. 29, 2010
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Assets pledged as collateral	$ 1,074	$ 1,203
Construction of drying and conditioning facility in the dry port		3,891
Purchase price Stavroula							19,643
Purchase price San San H						17,904
Ammended purchase price Stavroula					9,800
Ammended purchase price San San H					9,850
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Improvements Malva H		44
Improvements Estefania H		611
Improvements San San H		1,070
Acquisition of additional piece of land				389
Acquisition price of two pushboats named William Hank and Lonny Fugate		10,819
Acquisition price of pushboat VW Dyer		6,360
Acquisition price of 66 barges		19,836
Transportation and other related costs associated with the acquisition of pushboats and barges		17,635
Acquisition price of floating dry dock		4,304
Construction of new silo in the dry port	9,736
Construction of new conveyor belt in the dry port	7,548
Construction of three new tanks in the liquid port	891
Purchase price of each of the delivered new tank barges	1,900
Amount paid for the two remaining tank barges	780
Acquisition of previously chartered-in pushboat and barges	$ 15,936

Vessels, Port Terminals and Other Fixed Assets, net (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
San San H and Stavroula	$ 32,951
Less: Accumulated amortization	(1,501)
Net book value	$ 31,450

Vessels, Port Terminals and Other Fixed Assets, net (Details4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
2013	$ 2,190
2014	2,190
2015	2,190
2016	21,262
Total future minimum lease payments (1)	27,832
Less: amount representing interest (2)	(2,720)
Present value of future minimum lease payments (3)	$ 25,112

Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Amortization of intangible assets and liabilities, net	$ 4,438	$ 4,436	$ 4,486

Intangible Assets Other Than Goodwill (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible assets other than goodwill
Acquisition Cost	$ 84,380	$ 84,380
Accumulated Amortization	(24,955)	(20,517)
Net Book Value	59,425	63,863
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(5,210)	(4,168)
Net Book Value	5,210	6,252
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	34,060	34,060
Accumulated Amortization	(6,462)	(5,533)
Net Book Value	27,598	28,527
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(9,503)	(7,728)
Net Book Value	26,617	28,392
Favorable lease terms
Intangible assets other than goodwill
Acquisition Cost	3,780	3,780
Accumulated Amortization	(3,780)	(3,088)
Net Book Value	$ 0	$ 692

Intangible Assets Other Than Goodwill (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period of maturity
Within One Year	$ 3,747
Year Two	3,747
Year Three	3,747
Year Four	3,747
Year Five	3,747
Thereafter	40,690
Total	59,425
Trade name
Period of maturity
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Year Four	1,042
Year Five	1,042
Thereafter	0
Total	5,210
Port terminal operating rights
Period of maturity
Within One Year	930
Year Two	930
Year Three	930
Year Four	930
Year Five	930
Thereafter	22,948
Total	27,598
Customer relationships
Period of maturity
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,742
Total	$ 26,617

Accounts Payable and Accrued Expenses (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Trade payable	$ 33,803	$ 21,356
Rent payable	564	1,602
Professional fees payable	380	253
Total accounts payable	$ 34,747	$ 23,211

Accounts Payable and Accrued Expenses (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accrued salaries	$ 6,857	$ 6,445
Taxes Payble	5,861	4,347
Accrued fees	112	328
Accrued interest	0	153
Accrued bond interest	3,855	3,855
Other	326	589
Total accrued expenses	$ 17,011	$ 15,717

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Navios Logistics Senior Notes issuance date	Apr 12, 2011
Amount of Senior Notes issued	$ 200,000
Navios Logistics Senior Notes maturity date	Apr 15, 2019
Senior Notes interest rate	fixed rate of 9.25%
Senior Notes redemption options	The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i)?before April?15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii)?on or after April?15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April?15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Senior Notes covenants	The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6%?per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics? properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Puclic Co. revolving facility date of agreement	Mar 20, 2012
Amount of revolving facility	40,000
Revolving facility interest rate	LIBOR plus 300bps
Revolving facility repayment terms	The loan is initially repayable 12 months after drawdown with extension options available.
Date of assumption of Hidronave loan	Oct 29, 2009
Amount of Hidronave loan	$ 817
Hidronave loan interest rate	600bps fixed
Hidronave loan repayment terms	The loan facility bears interest at a fixed rate of 600?basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August?10, 2021.

Borrowings (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DebtInstrumentLineItems
Total Borrowings	$ 200,598
Less Current Portion	(69)	(69)
Total long-term borrowings	200,529	200,599
Senior Notes
DebtInstrumentLineItems
Total Borrowings	200,000	200,000
Loan for Nazira
DebtInstrumentLineItems
Total Borrowings	598	668
Total Borrowings
DebtInstrumentLineItems
Total Borrowings	$ 200,598	$ 200,668

Borrowings (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
BORROWINGS [Abstract]
2013	$ 69
2014	69
2015	69
2016	69
2017	69
2018 and thereafter	200,253
Total Borrowings	$ 200,598

Fair Value of Financial Instruments (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Capital lease obligations, net of current portion	$ 23,759	$ 0
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	45,538	40,529
Restricted cash	0	0
Accounts receivable,net	29,122	31,959
Accounts payable	(34,747)	(23,211)
Senior notes	(200,000)	0
Capital lease obligations, net of current portion	(25,112)	(31,221)
Long-term debt, including current portion	(598)	(668)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	45,538	40,529
Restricted cash	0	0
Accounts receivable,net	29,122	31,959
Accounts payable	(34,747)	(23,211)
Senior notes	(198,200)	0
Capital lease obligations, net of current portion	(25,112)	(31,221)
Long-term debt, including current portion	$ (598)	$ (668)

Time Charter, Voyage and Port Terminal Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Fuel	$ 21,907	$ 19,550	$ 17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256
Total	$ 41,776	$ 41,680	$ 35,410

Direct Vessel Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Vessel Expenses [Abstract]
Payroll and related costs	$ 47,950	$ 43,587	$ 33,550
Insurances	3,727	2,437	2,441
Repairs and maintenance	9,972	10,128	8,229
Lubricants	1,071	1,054	540
Other expenses	6,756	6,216	5,662
Total	$ 69,476	$ 63,422	$ 50,422

General and Administrative Expenses (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General And Administrative Expenses [Abstract]
Payroll and related costs	$ 7,448	$ 7,211	$ 4,906
Professional Fees	3,902	3,000	3,685
Other expenses	3,494	3,451	3,619
Total	$ 14,844	$ 13,662	$ 12,210

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2008
COMMITMENTS AND CONTINGENCIES [Abstract]
certain pre-acquisition contingencies				$ 6,632
Pre-acquisition contingencies relating to VAT related matters				2,907
Pre-acquisition contingencies relating to withholding tax related matters				1,703
Pre-acquisition contingencies relating to provisions for claims and others				1,511
Pre-acquisition contingencies relating to income tax related matters				511
Remaining pre-acquisition contingencies	1,039	2,764	4,674
Contractual obligations for port expansion	7,095
contractual obligations for the construction of four tank barges	3,257
Contractual obligations for the acquisition of the chartered in fleet	$ 13,326
Guarantee and idemnity letter	As of March 1, 2012, the Company issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014.

Commitments and Contingencies (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
contractual obligations 2013	$ 14,370
Contractual obligations 2014	3,628
Contractual obligations 2015	3,754
Contractual obligations 2016	1,926
Total contractual obligations	$ 23,678

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Corporate income tax rate Argentina	35.00%
Corporate income tax rate Brazil	34.00%
Corporate income tax rate Paraguay	10.00%
Accumulated benefit from tax loss carry-forward, Argentinean subsidiaries	$ 2,013	$ 1,675

Income Taxes (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Argentina	$ (10,524)	$ (1,722)	$ (4,608)
Paraguay	(13,168)	(3,158)	(3,338)
Uruguay	35,932	11,933	15,218
Panama	(12,719)	(5,641)	2,239
Others	690	(1,176)	(1,950)
Total Income before income taxes and noncontrolling interest	$ 211	$ 236	$ 7,561

Income Taxes (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ (316)	$ (376)	$ (737)
Deferred	2,250	2,638	1,743
Total Argentina	1,934	2,262	1,006
Current	(826)	(753)	(580)
Deferred	(1,143)	(1,161)	(490)
Total Paraguay	(1,969)	(1,914)	(1,070)
Total income tax benefit/(expense)	$ (35)	$ 348	$ (64)

Income Taxes (Details4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before income taxes and noncontrolling interest	$ (10,524)	$ (1,722)	$ (4,608)
Income before taxes at the statutory tax rate	3,683	603	1,613
Permanent differences	(1,749)	1,659	(607)
Income tax benefit of the year	$ 1,934	$ 2,262	$ 1,006

Income Taxes (Details5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Tax loss carry-forward	$ (1,675)	$ (920)
Other deferred income tax assets	(338)	(755)
Total deferred income tax assets	(2,013)	(1,675)
Deferred income tax liabilities
Intangible assets	(11,173)	(12,360)
Property, plant and equipment, net	(4,787)	(5,513)
Other	(4,575)	(3,430)
Total deferred income tax liabilities	(20,535)	(21,303)
Net deferred income tax liabilities	$ (18,522)	$ (19,628)

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LEASES [Abstract]
Charter hire expense	$ 3,587	$ 5,910	$ 5,359
Rent expense for office space	$ 238	$ 211	$ 117

Leases (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Chartered-in vessels
Operating Leased Assets [Line Items]
2013	$ 1,598
2014	33
Total	1,631
Office space
Operating Leased Assets [Line Items]
2013	219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152
Total	$ 707

Leases (Details3) (Chartered-out vessels, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Chartered-out vessels
Property Subject To Or Available For Operating Lease [LineItems]
2013	$ 141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794
Total minimum revenue, net of commissions	$ 363,748

Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Transactions with related parties [Abstract]
Navios Holdings	$ 1,853	$ 2,000

Transactions with Related Parties (Details2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with related parties [Abstract]
Merco Parana acquisition price	$ 2,493
Merco Parana amount paid		1,980
Merco Parana remaining balance		513
Holdux Acquisition price	13,443
Holdux amount paid		630
Holdux remaing balance		12,813
Annual lease payments		850	1,945	2,118
Lodging annual expense payments		56	58	35
Lodging amounts payable		30	22
General and administrative fees		600	375	0
Voyage expenses annual payments		1,190	653	77
Key employees compensation		$ 900	$ 900	$ 900

Share Capital (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Jul. 25, 2011	Dec. 31, 2012
Thalassa Energy S.A.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%
HS Tankers Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	51.00%	100.00%
HS Navigation Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	51.00%	100.00%
HS Shipping Ltd.Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%
HS South Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%

Share Capital (Details2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 04, 2010	Jun. 17, 2010	Dec. 31, 2008
Share capital [Abstract]
Authorized share capital				50,000,000
Par value of common stock				$ 0.0001
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000	20,000
Escrowed Shares Released	1,007				504	503

(Losses)/Earnings per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Losses)/earnings per share
Net (loss)/income attributable to Navios Logistics stockholders	$ 156	$ (196)	$ 5,600
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000	20,000
Net (losses)/earnings per share from continuing operations
Basic	$ 0.0078	$ (0.0098)	$ 0.28
Diluted	$ 0.0078	$ (0.0098)	$ 0.28

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	36	52
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	(20)	(780)	(1,897)
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Port Terminal Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	32,209	23,347	23,374
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	9,384	8,553	7,411
Cost of products sold	65,039	66,757	47,073
Depreciation of vessels, port terminals and other fixed assets, net	2,785	2,538	2,471
Amortization of intangible assets	930	927	927
General and administrative expenses	2,292	2,337	2,088
Provision for losses on accounts receivable		28
Taxes Other Than Income Taxes	113	193
Interest income	266	459	257
Foreign exchange differences	294	182	46
Other (expense) income, net	98	36	(37)
Income before income taxes and noncontrolling interest	20,149	11,426	14,795
Income taxes	(889)	(390)	(61)
Net income	19,260	11,036	14,734
Net (loss)/income attributable to Navios Logistics' stockholders	19,260	11,036	14,734
Cabotage Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	52,557	51,228	37,086
Time charter, voyage and port terminal expenses	1,741	1,109	2,181
Direct vessel expenses	34,565	31,276	18,519
Depreciation of vessels, port terminals and other fixed assets, net	4,152	4,300	3,433
Amortization of deferred drydock and special survey costs	463	212
General and administrative expenses	660	291	260
Taxes Other Than Income Taxes	4,331	4,861	4,101
Interest expense and finance cost, net	6,635	4,344	1,582
Income before income taxes and noncontrolling interest	383	4,835	6,975
Income taxes	(99)	(325)	(938)
Net income	284	4,510	6,037
Less: Net income attributable to the noncontrolling interest	0	(641)	(2,007)
Net (loss)/income attributable to Navios Logistics' stockholders	284	3,869	4,030
Barge Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	93,853	91,050	76,296
Time charter, voyage and port terminal expenses	30,651	32,018	25,818
Direct vessel expenses	34,911	32,146	31,903
Depreciation of vessels, port terminals and other fixed assets, net	15,565	11,342	11,825
Amortization of intangible assets	3,508	3,509	3,559
Amortization of deferred drydock and special survey costs	869	506	359
General and administrative expenses	11,892	11,034	9,862
Provision for losses on accounts receivable	747	464	652
Taxes Other Than Income Taxes	3,768	3,880	3,820
Gain on sale of assets		0
Interest expense and finance cost, net	13,421	12,730	2,944
Interest income	121	384	41
Foreign exchange differences	(15)	463	(43)
Other (expense) income, net	1,022	633	101
Income before income taxes and noncontrolling interest	(20,321)	(16,025)	(14,209)
Income taxes	953	1,063	935
Net income	(19,368)	(14,962)	(13,274)
Less: Net income attributable to the noncontrolling interest	(20)	(139)	110
Net (loss)/income attributable to Navios Logistics' stockholders	$ (19,388)	$ (15,101)	$ (13,164)

Segment Information (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment information [Abstract]
Net book value of long-lived assets for vessels	$ 279,009	$ 282,973
Net book value of long lived assets for the Port Terminal business segment	71,989	62,870
Net book value of intangible assets other than goodwill allocated to the Barge and Cabotage business segments	31,827	35,336
Net book value of intangible assets other than goodwill allocated to the Port Terminal Segment	27,598	28,527
Goodwill allocated to the Port Terminal Business	22,142
Goodwill allocated to the Barge Business	40,868
Goodwill allocated to the Cabotage Business	$ 41,086

Other Financial Information (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	(36)	(52)
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	(20)	(780)	(1,897)
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Navios South American Logistics Inc. Issuer
Line Items
General and administrative expenses	(2,916)	(1,904)	(827)
Interest expense and finance cost, net	(491)	(2,504)
Interest income	0	251
(Loss)/income before equity in net earnings of affiliated companies	(3,407)	(4,157)	(827)
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,563	3,961	6,427
Income before income taxes and noncontrolling interest	156	(196)	5,600
Net income	156	(196)	5,600
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	178,579	165,573	136,618
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(43,386)	(43,309)	(36,202)
Direct vessel expenses	(68,695)	(62,808)	(49,991)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,348)	(18,006)	(17,655)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(11,232)	(11,000)	(10,829)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	(36)	(52)
Interest expense and finance cost, net	(19,515)	(14,506)	(4,469)
Interest income	365	574	270
Foreign exchange differences	(316)	(825)	79
Other (expense) income, net	1,492	669	64
(Loss)/income before equity in net earnings of affiliated companies	3,590	4,124	8,628
Equity in net earnings/(losses) of affiliated companies and joint ventures	12	134	(126)
Income before income taxes and noncontrolling interest	3,602	4,258	8,502
Income taxes	(39)	344	(68)
Net income	3,563	4,602	8,434
Less: Net income attributable to the noncontrolling interest	0	(641)	(2,007)
Net (loss)/income attributable to Navios Logistics' stockholders	3,563	3,961	6,427
Non Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	3,874	3,915	2,133
Time charter, voyage and port terminal expenses	(2,224)	(2,234)	(1,203)
Direct vessel expenses	(781)	(614)	(431)
Depreciation of vessels, port terminals and other fixed assets, net	(154)	(174)	(74)
General and administrative expenses	(696)	(758)	(554)
Interest expense and finance cost, net	(51)	(64)	(57)
Interest income	23	18	28
Foreign exchange differences	37	180	(82)
(Loss)/income before equity in net earnings of affiliated companies	28	269	(240)
Income before income taxes and noncontrolling interest	28	269	(240)
Income taxes	4	4	4
Net income	32	273	(236)
Less: Net income attributable to the noncontrolling interest	(20)	(139)	110
Net (loss)/income attributable to Navios Logistics' stockholders	12	134	(126)
Eliminations
Line Items
Time charter, voyage and port terminal revenues	(3,834)	(3,863)	(1,995)
Time charter, voyage and port terminal expenses	3,834	3,863	1,995
Equity in net earnings/(losses) of affiliated companies and joint ventures	(3,575)	(4,095)	(6,301)
Income before income taxes and noncontrolling interest	(3,575)	(4,095)	(6,301)
Net income	(3,575)	(4,095)	(6,301)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (3,575)	$ (4,095)	$ (6,301)

Other Financial Information (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets [Abstract]
Cash and cash equivalents	$ 45,538	$ 40,529	$ 39,204	$ 26,927
Accounts receivable, net	29,122	31,959
Prepaid expenses and other current assets	8,969	6,963
Total current assets	98,182	85,952
Vessels, port terminals and other fixed assets, net	356,038	350,088
Deferred dry dock and special survey costs, net	10,811	6,869
Current liabilities
Accounts payable	34,747	23,211
Due to affiliate companies	1,853	2,000
Accrued expenses	17,011	15,717
Deferred income	3,004	4,492
Due to related parties, net	3,664
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt	69	69
Total current liabilities	61,701	76,710
Senior notes	200,000	200,000
Due to related parties, net	8,859
Long term debt, net of current portion	529	599
Capital lease obligations, net of current portion	23,759	0
Other long-term liabilities	1,573	3,072
Deferred tax liability	18,522	19,628
Total non-current liabilities	253,242	223,299
Total Navios Logistics stockholders' equity	320,840	320,684
Noncontrolling interest	561	541
Total stockholders' equity	321,401	321,225	329,279	310,032
Navios South American Logistics Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	81	81
Due from affiliate companies	228,257	206,936
Intercompany receivables	10,609	11,592
Prepaid expenses and other current assets	1,304	734
Total current assets	240,251	219,343
Investments in affiliates	318,580	314,977
Deferred financing costs and other long term assets	5,743	6,399
Total noncurrent assets	324,323	321,396
Total assets	564,574	540,739
Current liabilities
Due to affiliate companies	39,768	15,873
Accrued expenses	3,966	4,182
Total current liabilities	43,734	20,055
Senior notes	200,000	200,000
Total non-current liabilities	200,000	200,000
Total liabilities	243,734	220,055
Total Navios Logistics stockholders' equity	320,840	320,684
Total stockholders' equity	320,840	320,684
Total liabilities and stockholders' equity	564,574	540,739
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	45,170	40,111	38,341	26,604
Accounts receivable, net	29,052	31,875
Due from affiliate companies	34,624	15,534
Intercompany receivables	0	0
Prepaid expenses and other current assets	22,171	12,692
Total current assets	131,017	100,212
Vessels, port terminals and other fixed assets, net	354,620	348,529
Investments in affiliates	692	679
Goodwill and other intangible assets	163,237	167,675
Deferred dry dock and special survey costs, net	10,811	6,869
Deferred financing costs and other long term assets	2,046	3,964
Total noncurrent assets	531,406	527,716
Total assets	662,423	627,928
Current liabilities
Accounts payable	34,675	23,046
Due to affiliate companies	225,142	213,041
Accrued expenses	12,803	6,964
Deferred income	3,004	4,492
Due to related parties, net	3,664	11,592
Intercompany payable	10,609
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt		0
Total current liabilities	291,250	290,356
Due to related parties, net	8,859
Long term debt, net of current portion		0
Capital lease obligations, net of current portion	23,759
Other long-term liabilities	1,573	3,072
Deferred tax liability	18,402	19,503
Total non-current liabilities	52,593	22,575
Total liabilities	343,843	312,931
Total Navios Logistics stockholders' equity	318,580	314,997
Noncontrolling interest		0
Total stockholders' equity	318,580	314,997
Total liabilities and stockholders' equity	662,423	627,928
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	287	337	863
Accounts receivable, net	70	84
Due from affiliate companies	3,550	1,351
Prepaid expenses and other current assets	47	38
Total current assets	3,954	1,810
Vessels, port terminals and other fixed assets, net	1,418	1,559
Goodwill and other intangible assets	284	284
Deferred financing costs and other long term assets	3	3
Total noncurrent assets	1,705	1,846
Total assets	5,659	3,656
Current liabilities
Accounts payable	72	165
Due to affiliate companies	3,374	1,253
Accrued expenses	242	225
Current portion of long-term debt	69	69
Total current liabilities	3,757	1,712
Long term debt, net of current portion	529	599
Other long-term liabilities		0
Deferred tax liability	120	125
Total non-current liabilities	649	724
Total liabilities	4,406	2,436
Total Navios Logistics stockholders' equity	692	679
Noncontrolling interest	561	541
Total stockholders' equity	1,253	1,220
Total liabilities and stockholders' equity	5,659	3,656
Eliminations
Current assets [Abstract]
Due from affiliate companies	(266,431)	(223,821)
Intercompany receivables	(10,609)	(11,592)
Total current assets	(277,040)	(235,413)
Investments in affiliates	(319,272)	(315,676)
Total noncurrent assets	(319,272)	(315,676)
Total assets	(596,312)	(551,089)
Current liabilities
Due to affiliate companies	(266,431)	(223,821)
Due to related parties, net		(11,592)
Intercompany payable	(10,609)
Total current liabilities	(277,040)	(235,413)
Total liabilities	(277,040)	(235,413)
Total Navios Logistics stockholders' equity	(319,272)	(315,676)
Total stockholders' equity	(319,272)	(315,676)
Total liabilities and stockholders' equity	$ (596,312)	$ (551,089)

Other Financial Information (Details4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	$ (17,666)	$ (70,598)	$ (14,114)
Net cash used in investing activities	(17,632)	(70,598)	(14,114)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	1,519	1,040	1,771
Repayments of Long-term Debt	70	126,755	5,240
Proceeds from issuance of Senior Notes	0	200,000	0
Proceeds from long-term debt	0	0	293
Acquisition of noncontrolling interest	0	8,638	0
Debt issuance costs	0	6,797	525
Decrease/(increase) in restricted cash	0	564	(206)
Cash and cash equivalents, beginning of year	40,529	39,204	26,927
Cash and cash equivalents, end of year	45,538	40,529	39,204
Navios South American Logistics Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	(86)	5
FINANCING ACTIVITIES [Abstract]
Transfer to/ from affiliate		(193,635)
Proceeds from issuance of Senior Notes		200,000
Debt issuance costs	86	(6,289)
Net cash (used in)/provided by financing activities Note	86	76
Net increase in cash and cash equivalents		81
Cash and cash equivalents, beginning of year	81
Cash and cash equivalents, end of year	81	81
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	24,284	15,133	33,495
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(17,620)	(70,553)	(14,114)
Net cash used in investing activities	(17,620)	(70,553)	(14,114)
FINANCING ACTIVITIES [Abstract]
Transfer to/ from affiliate		193,635
Dividends paid			(470)
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Repayments of Long-term Debt	0	(126,687)	(5,171)
Proceeds from long-term debt			293
Capital contibutions		(136)
Acquisition of noncontrolling interest		(8,638)
Debt issuance costs	(86)	(508)	(525)
Net cash (used in)/provided by financing activities Note	(1,605)	57,190	(7,644)
Net increase in cash and cash equivalents	5,059	1,770	11,737
Cash and cash equivalents, beginning of year	40,111	38,341	26,604
Cash and cash equivalents, end of year	45,170	40,111	38,341
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	32	(549)	609
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(12)		0
Net cash used in investing activities	(12)		0
FINANCING ACTIVITIES [Abstract]
Repayments of Long-term Debt	(70)	(68)	(69)
Net cash (used in)/provided by financing activities Note	(70)	68	(69)
Net increase in cash and cash equivalents	(50)	(526)	540
Cash and cash equivalents, beginning of year	337	863
Cash and cash equivalents, end of year	$ 287	$ 337	$ 863